DBX ETF Trust | 1
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
CORPORATE BONDS — 97.8%
Basic Materials — 5.9%
Chemicals — 3.2%
ARC Falcon I, Inc. / Arclin USA
LLC / New Arclin US Holding
Corp.,144A,9.75%, 3/1/33
3,222,000 3,117,366
Ashland, Inc.,144A,3.375%,
9/1/31 (a)
1,342,000 1,226,662
Axalta Coating Systems Dutch
Holding B BV,144A,7.25%,
2/15/31
1,503,000 1,566,754
Axalta Coating Systems
LLC,144A,3.375%, 2/15/29
2,026,000 1,934,961
Celanese US Holdings LLC
7.165%, 7/15/27
1,638,000 1,684,904
7.35%, 11/15/28
2,231,000 2,328,187
7.33%, 7/15/29
2,287,000 2,394,519
6.50%, 4/15/30 (a)
2,026,000 2,078,776
7.55%, 11/15/30
2,982,000 3,174,589
7.00%, 2/15/31
1,911,000 1,982,273
7.379%, 7/15/32
2,982,000 3,136,933
6.75%, 4/15/33 (a)
3,291,000 3,398,448
7.70%, 11/15/33
2,993,000 3,216,829
7.375%, 2/15/34 (a)
2,385,000 2,492,532
Chemours Co.
144A,5.75%, 11/15/28
1,790,000 1,787,918
144A,4.625%, 11/15/29
1,868,000 1,793,943
Chemours (The) Co.
144A,8.00%, 1/15/33
1,793,000 1,833,007
144A,7.875%, 3/15/34
2,087,000 2,118,416
Consolidated Energy Finance SA
144A,5.625%, 10/15/28
1,523,000 1,483,661
144A,12.00%, 2/15/31
1,806,000 1,900,815
FMC Corp.
3.45%, 10/1/29
1,494,000 1,366,519
5.65%, 5/18/33 (a)
1,501,000 1,349,820
Huntsman International LLC
4.50%, 5/1/29
2,236,000 2,166,676
2.95%, 6/15/31
1,232,000 1,065,200
INEOS Finance PLC
144A,6.75%, 5/15/28 (a)
1,192,000 1,200,396
144A,7.50%, 4/15/29
2,370,000 2,360,493
INEOS Quattro Finance 2
PLC,144A,9.625%, 3/15/29 (a)
1,229,000 1,174,617
Methanex Corp.
5.125%, 10/15/27
2,107,000 2,108,231
5.25%, 12/15/29
2,092,000 2,090,308
Methanex US Operations,
Inc.,144A,6.25%, 3/15/32 (a)
1,819,000 1,873,955
NOVA Chemicals Corp.
144A,5.25%, 6/1/27
3,131,000 3,142,735
144A,4.25%, 5/15/29
1,734,000 1,694,239
Principal
Amount $ Value $
144A,9.00%, 2/15/30
1,957,000 2,063,488
144A,7.00%, 12/1/31
1,203,000 1,270,907
Olin Corp.
5.625%, 8/1/29
1,939,000 1,929,283
5.00%, 2/1/30
1,636,000 1,588,623
144A,6.625%, 4/1/33
1,793,000 1,782,084
Olympus Water US Holding
Corp.
144A,4.25%, 10/1/28
2,454,000 2,391,793
144A,6.25%, 10/1/29
1,160,000 1,142,853
144A,7.25%, 6/15/31
2,308,000 2,344,422
144A,6.75%, 8/1/32
3,382,000 3,305,033
144A,7.25%, 2/15/33
4,780,000 4,728,439
Perimeter Holdings
LLC,144A,6.25%, 1/15/34
1,850,000 1,842,656
SCIH Salt Holdings, Inc.
144A,4.875%, 5/1/28
3,575,000 3,537,043
144A,6.625%, 5/1/29
2,092,000 2,071,914
SK Invictus Intermediate II
SARL,144A,5.00%, 10/30/29
2,013,000 1,975,640
Solstice Advanced Materials,
Inc.,144A,5.625%, 9/30/33
3,023,000 2,990,494
Tronox, Inc.
144A,4.625%, 3/15/29 (a)
3,275,000 2,611,249
144A,9.125%, 9/30/30 (a)
1,135,000 1,148,127
WR Grace Holdings LLC
144A,5.625%, 8/15/29
3,624,000 3,473,755
144A,6.625%, 8/15/32
2,236,000 2,220,018
144A,7.00%, 8/1/33
1,494,000 1,482,795
(Cost $112,891,664)
112,145,298
Forest Products & Paper
— 0.2%
Domtar Corp.,144A,6.75%,
10/1/28
1,985,000 1,475,791
Glatfelter Corp.,144A,4.75%,
11/15/29 (a)
1,494,000 1,399,813
Magnera Corp.,144A,7.25%,
11/15/31 (a)
2,266,000 2,190,615
Mercer International, Inc.
144A,12.875%, 10/1/28
1,214,000 638,381
5.125%, 2/1/29
2,636,000 1,258,652
(Cost $9,293,896)
6,963,252
Iron/Steel — 1.3%
Cleveland-Cliffs, Inc.
144A,6.875%, 11/1/29
2,733,000 2,796,690
144A,6.75%, 4/15/30
2,432,000 2,447,115
144A,7.50%, 9/15/31
2,534,000 2,617,693
144A,7.00%, 3/15/32
4,349,000 4,402,098
144A,7.375%, 5/1/33
2,683,000 2,757,229
144A,7.625%, 1/15/34
3,305,000 3,403,651
Commercial Metals Co.
144A,5.75%, 11/15/33
2,982,000 2,986,094
144A,6.00%, 12/15/35
3,047,000 3,054,867

2 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Fortescue Treasury Pty Ltd.
144A,4.50%, 9/15/27
1,807,000 1,799,403
144A,5.875%, 4/15/30
1,342,000 1,366,309
144A,4.375%, 4/1/31
2,982,000 2,849,553
144A,6.125%, 4/15/32 (a)
2,385,000 2,471,575
Mineral Resources Ltd.
144A,9.25%, 10/1/28
2,225,000 2,309,845
144A,8.50%, 5/1/30 (a)
2,079,000 2,148,448
144A,7.00%, 4/1/31
2,342,000 2,436,770
144A,6.00%, 5/1/32
1,799,000 1,793,544
144A,6.25%, 5/1/34
1,964,000 1,954,159
United States Steel
Corp.,6.875%, 3/1/29
1,442,000 1,448,814
(Cost $45,124,205)
45,043,857
Mining — 1.2%
Alcoa Nederland Holding BV
144A,4.125%, 3/31/29
1,660,000 1,620,407
144A,7.125%, 3/15/31
2,236,000 2,335,498
Alumina Pty Ltd.
144A,6.125%, 3/15/30
1,380,000 1,411,365
144A,6.375%, 9/15/32
1,547,000 1,590,338
Arsenal AIC Parent LLC
144A,8.00%, 10/1/30
2,020,000 2,119,051
144A,11.50%, 10/1/31
1,511,000 1,633,205
First Quantum Minerals Ltd.
144A,8.625%, 6/1/31
3,972,000 4,148,897
144A,8.00%, 3/1/33
2,940,000 3,084,683
144A,7.25%, 2/15/34
2,988,000 3,070,696
144A,6.375%, 2/15/36
4,594,000 4,545,687
Kaiser Aluminum Corp.
144A,4.50%, 6/1/31
1,656,000 1,588,554
144A,5.875%, 3/1/34
1,491,000 1,485,789
Vedanta Resources Finance II
PLC
144A,10.875%, 9/17/29
3,663,000 3,904,465
144A,9.475%, 7/24/30
1,679,000 1,804,658
144A,11.25%, 12/3/31
1,494,000 1,671,388
144A,9.125%, 10/15/32
1,522,000 1,626,876
144A,9.85%, 4/24/33
1,636,000 1,790,990
(Cost $38,637,543)
39,432,547
Communications — 15.8%
Advertising — 1.3%
Clear Channel Outdoor
Holdings, Inc.
144A,7.75%, 4/15/28
2,681,000 2,688,952
144A,7.50%, 6/1/29
2,701,000 2,716,039
144A,7.875%, 4/1/30
2,579,000 2,689,252
144A,7.125%, 2/15/31
3,589,000 3,713,047
144A,7.50%, 3/15/33
2,843,000 2,985,420
Lamar Media Corp.
3.75%, 2/15/28
1,778,000 1,744,595
Principal
Amount $ Value $
4.00%, 2/15/30
1,640,000 1,575,750
3.625%, 1/15/31
1,640,000 1,535,625
144A,5.375%, 11/1/33
1,202,000 1,184,789
Neptune Bidco US, Inc.
144A,9.29%, 4/15/29
7,921,000 8,104,127
144A,10.375%, 5/15/31
3,659,000 3,825,923
144A,9.50%, 2/15/33
4,472,000 4,580,231
Outfront Media Capital LLC /
Outfront Media Capital Corp.
144A,5.00%, 8/15/27
1,941,000 1,941,180
144A,4.25%, 1/15/29
1,486,000 1,451,457
144A,4.625%, 3/15/30
1,502,000 1,460,733
144A,7.375%, 2/15/31
1,355,000 1,418,353
Stagwell Global
LLC,144A,5.625%, 8/15/29
3,280,000 3,194,633
(Cost $46,477,038)
46,810,106
Internet — 1.6%
Arches Buyer, Inc.
144A,4.25%, 6/1/28
2,832,000 2,753,786
144A,6.125%, 12/1/28 (a)
1,491,000 1,447,518
Cogent Communications Group
LLC / Cogent Finance, Inc.
144A,7.00%, 6/15/27 (a)
1,361,000 1,360,779
144A,6.50%, 7/1/32 (a)
1,789,000 1,652,389
Gen Digital, Inc.
144A,6.75%, 9/30/27
2,683,000 2,700,206
144A,7.125%, 9/30/30
1,800,000 1,835,420
144A,6.25%, 4/1/33 (a)
2,893,000 2,883,874
Getty Images, Inc.
144A,11.25%, 2/21/30 (a)
1,633,000 1,408,462
144A,10.50%, 11/15/30
1,874,000 1,657,390
Go Daddy Operating Co. LLC /
GD Finance Co., Inc.
144A,5.25%, 12/1/27
1,774,000 1,775,543
144A,3.50%, 3/1/29
2,434,000 2,292,272
ION Platform Finance US, Inc. /
ION Platform Finance SARL
144A,5.75%, 5/15/28
1,532,000 1,465,985
144A,8.75%, 5/1/29
1,985,000 1,832,488
144A,9.50%, 5/30/29
2,302,000 2,154,995
144A,9.00%, 8/1/29
1,493,000 1,375,358
Match Group Holdings II LLC
144A,5.00%, 12/15/27
1,352,000 1,347,645
144A,4.625%, 6/1/28
1,491,000 1,471,513
144A,4.125%, 8/1/30
1,666,000 1,569,105
144A,3.625%, 10/1/31
1,498,000 1,342,497
144A,6.125%, 9/15/33
2,087,000 2,053,713
Newfold Digital Holdings Group,
Inc.,144A,11.75%, 4/30/29 (b)
36,750 20,580
Rakuten Group, Inc.,144A,9.75%,
4/15/29
5,927,000 6,481,672
Snap, Inc.
144A,6.875%, 3/1/33
4,538,000 4,501,202

DBX ETF Trust | 3
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,6.875%, 3/15/34
1,636,000 1,611,484
Wayfair LLC
144A,7.25%, 10/31/29
2,385,000 2,455,928
144A,7.75%, 9/15/30
2,087,000 2,174,441
144A,6.75%, 11/15/32
2,087,000 2,121,832
144A,7.125%, 5/31/34
1,232,000 1,256,001
(Cost $58,255,218)
57,004,078
Media — 8.7%
AMC Global Media,
Inc.,144A,10.50%, 7/15/32
3,921,000 4,062,096
CCO Holdings LLC / CCO
Holdings Capital Corp.
144A,5.00%, 2/1/28
7,703,000 7,630,824
144A,5.375%, 6/1/29
4,268,000 4,192,060
144A,6.375%, 9/1/29
4,522,000 4,545,478
144A,4.75%, 3/1/30
9,293,000 8,788,234
144A,4.50%, 8/15/30
8,296,000 7,726,884
144A,4.25%, 2/1/31
9,085,000 8,230,793
144A,7.375%, 3/1/31 (a)
3,336,000 3,385,848
144A,4.75%, 2/1/32 (a)
3,700,000 3,301,220
4.50%, 5/1/32
8,656,000 7,601,513
144A,7.00%, 2/1/33 (a)
5,318,000 5,201,695
144A,4.50%, 6/1/33 (a)
5,287,000 4,526,410
144A,4.25%, 1/15/34 (a)
6,113,000 5,112,345
144A,7.375%, 2/1/36 (a)
3,731,000 3,645,850
CSC Holdings LLC
144A,5.375%, 2/1/28
3,042,000 1,933,054
144A,7.50%, 4/1/28
3,230,000 1,091,889
144A,11.25%, 5/15/28
2,982,000 1,992,942
144A,11.75%, 1/31/29
6,176,000 3,904,822
144A,6.50%, 2/1/29
5,368,000 3,158,788
144A,5.75%, 1/15/30
6,768,000 1,757,447
144A,4.125%, 12/1/30
3,280,000 1,872,329
144A,4.625%, 12/1/30
6,982,000 1,817,966
144A,3.375%, 2/15/31
2,978,000 1,659,307
144A,4.50%, 11/15/31
4,522,000 2,570,056
144A,5.00%, 11/15/31
1,494,000 358,560
Directv Financing LLC
144A,8.875%, 2/1/30
4,869,000 4,998,424
144A,8.875%, 2/1/30
2,427,000 2,482,204
Directv Financing LLC / Directv
Financing Co.-Obligor, Inc.
144A,10.00%, 2/15/31
6,184,000 6,475,452
144A,9.25%, 6/1/32
2,000,000 2,054,599
Discovery Communications LLC
3.95%, 3/20/28
3,724,000 3,708,396
4.125%, 5/15/29
1,969,000 1,971,757
3.625%, 5/15/30
2,736,000 2,575,260
5.00%, 9/20/37
1,356,000 1,071,240
6.35%, 6/1/40
1,346,000 1,111,298
DISH DBS Corp.
7.375%, 7/1/28
3,039,000 2,948,731
Principal
Amount $ Value $
144A,5.75%, 12/1/28
7,654,000 7,517,449
5.125%, 6/1/29
4,562,000 4,132,745
DISH Network
Corp.,144A,11.75%, 11/15/27
10,674,000 11,004,307
EchoStar Corp.,10.75%, 11/30/29
16,240,000 17,659,133
EW Scripps (The)
Co.,144A,9.875%, 8/15/30
2,326,000 2,222,724
Gray Media, Inc.
144A,10.50%, 7/15/29 (a)
3,372,000 3,571,407
144A,4.75%, 10/15/30 (a)
2,415,000 1,831,634
144A,5.375%, 11/15/31
3,715,000 2,669,135
144A,9.625%, 7/15/32
3,444,000 3,399,801
144A,7.25%, 8/15/33 (a)
2,332,000 2,314,445
iHeartCommunications, Inc.
144A,9.125%, 5/1/29 (a)
2,119,439 2,056,170
144A,10.875%, 5/1/30
2,021,399 1,722,824
144A,7.75%, 8/15/30
1,968,000 1,808,858
LCPR Senior Secured Financing
DAC
144A,6.75%, 10/15/27 (a)
3,512,000 2,254,423
144A,5.125%, 7/15/29 (a)
2,445,000 1,518,064
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28
2,499,000 2,485,846
144A,8.00%, 8/1/29
1,784,000 1,792,162
144A,7.375%, 9/1/31
1,981,000 2,024,699
Nexstar Media, Inc.
144A,4.75%, 11/1/28
3,211,000 3,162,401
144A,6.50%, 9/15/33
10,109,000 10,196,726
144A,7.25%, 4/15/34
5,300,000 5,336,506
Paramount Global
3.375%, 2/15/28
1,491,000 1,445,429
3.70%, 6/1/28
1,400,000 1,353,737
4.20%, 6/1/29
1,509,000 1,439,783
4.95%, 1/15/31
3,727,000 3,477,451
4.20%, 5/19/32
2,982,000 2,583,081
Sinclair Television Group, Inc.
144A,5.50%, 3/1/30
1,587,000 1,409,454
144A,8.125%, 2/15/33
4,264,000 4,386,590
144A,9.75%, 2/15/33
1,288,000 1,447,390
Sirius XM Radio LLC
144A,5.00%, 8/1/27
3,928,000 3,924,053
144A,4.00%, 7/15/28
5,851,000 5,702,693
144A,5.50%, 7/1/29
3,756,000 3,743,449
144A,4.125%, 7/1/30
4,672,000 4,407,020
144A,3.875%, 9/1/31 (a)
4,522,000 4,122,046
144A,5.875%, 4/15/32
3,727,000 3,712,972
Univision Communications, Inc.
144A,4.50%, 5/1/29
3,307,000 3,146,022
144A,7.375%, 6/30/30
2,689,000 2,680,002
144A,8.50%, 7/31/31
3,742,000 3,770,378
144A,9.375%, 8/1/32
4,472,000 4,583,590
144A,8.875%, 4/15/33
4,482,000 4,469,431

4 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Versant Media Group,
Inc.,144A,7.25%, 1/30/31
2,988,000 3,106,146
Virgin Media Finance
PLC,144A,5.00%, 7/15/30
2,808,000 2,307,947
Virgin Media Secured Finance
PLC
144A,5.50%, 5/15/29
4,308,000 4,143,514
144A,4.50%, 8/15/30
2,734,000 2,380,868
VZ Secured Financing
BV,144A,7.50%, 1/15/33
3,379,000 3,252,430
Ziggo Bond Co. BV,144A,5.125%,
2/28/30 (a)
1,491,000 1,302,508
Ziggo BV,144A,4.875%, 1/15/30
3,065,000 2,867,957
(Cost $332,664,700)
301,313,171
Telecommunications — 4.2%
Altice Financing SA
144A,5.00%, 1/15/28
3,578,000 2,614,258
144A,5.75%, 8/15/29
6,112,000 4,434,176
Altice France Lux 3 / Altice
Holdings 1,144A,10.00%,
1/15/33 (a)
3,010,000 2,938,160
Altice France SA
144A,9.50%, 11/1/29
3,902,528 3,970,877
144A,6.875%, 10/15/30
2,715,695 2,676,294
144A,6.50%, 4/15/32
5,731,565 5,584,369
144A,6.875%, 7/15/32
4,541,544 4,439,276
C&W Senior Finance
Ltd.,144A,9.00%, 1/15/33
2,351,000 2,402,999
Connect Finco SARL / Connect
US Finco LLC,144A,9.00%,
9/15/29
6,191,000 6,544,921
Connect Holding II
LLC,144A,10.50%, 4/3/31
6,814,000 6,942,117
CT Trust,144A,5.125%, 2/3/32
2,223,000 2,121,398
Fibercop SpA
144A,Series 2033, 6.375%,
11/15/33
1,628,000 1,632,217
144A,6.00%, 9/30/34
1,491,000 1,436,449
144A,7.20%, 7/18/36
1,533,000 1,536,112
144A,7.721%, 6/4/38
1,491,000 1,511,108
Iliad Holding SAS
144A,7.00%, 10/15/28
2,547,000 2,567,300
144A,8.50%, 4/15/31
2,832,000 3,001,540
144A,7.00%, 4/15/32
2,570,000 2,617,416
Level 3 Financing, Inc.
144A,6.875%, 6/30/33
5,962,000 6,147,311
144A,7.00%, 3/31/34
7,227,000 7,495,893
144A,8.50%, 1/15/36
5,761,000 6,234,416
144A,7.50%, 2/15/37
3,047,000 3,143,404
Millicom International Cellular
SA
144A,5.125%, 1/15/28
1,064,700 1,059,374
144A,6.25%, 3/25/29
1,921,500 1,936,392
144A,4.50%, 4/27/31
2,472,000 2,304,659
Principal
Amount $ Value $
144A,7.375%, 4/2/32
1,505,000 1,550,647
PR RNO Property Owner 1
LLC,144A,6.50%, 5/1/31
13,800,000 13,826,910
Sable International Finance
Ltd.,144A,7.125%, 10/15/32
3,042,000 3,014,133
Uniti Group LP / Uniti Group
Finance 2019, Inc. / CSL
Capital LLC
144A,4.75%, 4/15/28
1,825,000 1,820,292
144A,6.50%, 2/15/29
3,163,000 3,127,678
144A,Series Feb, 8.625%,
6/15/32
3,162,000 3,317,858
144A,8.625%, 6/15/32 (a)
1,675,000 1,757,562
Uniti Services LLC,144A,7.50%,
10/15/33
4,174,000 4,395,874
Viasat, Inc.
144A,6.50%, 7/15/28
1,461,000 1,459,536
144A,7.50%, 5/30/31
2,104,000 2,126,620
Vmed O2 UK Financing I PLC
144A,4.25%, 1/31/31
4,097,000 3,428,584
144A,4.75%, 7/15/31
4,224,000 3,570,304
144A,7.75%, 4/15/32
2,832,000 2,647,599
144A,6.75%, 1/15/33
2,534,000 2,231,852
Windstream Services LLC /
Windstream Escrow Finance
Corp.,144A,8.25%, 10/1/31
6,661,000 7,032,684
Zegona Finance
PLC,144A,8.625%, 7/15/29
2,415,000 2,529,212
(Cost $146,772,947)
145,129,781
Consumer, Cyclical — 17.1%
Airlines — 0.6%
Alaska Airlines, Inc.,144A,6.50%,
6/1/31
1,500,000 1,492,645
American Airlines,
Inc.,144A,7.25%, 2/15/28
2,236,000 2,269,435
Gol Finance, Inc.,144A,14.375%,
6/6/30
6,332,000 6,052,695
JetBlue Airways Corp. / JetBlue
Loyalty LP,144A,9.875%,
9/20/31
5,972,000 5,500,729
United Airlines Holdings, Inc.
4.875%, 3/1/29
2,982,000 2,949,994
5.375%, 3/1/31
3,088,000 3,057,943
(Cost $22,558,226)
21,323,441
Apparel — 0.1%
Levi Strauss & Co.,144A,3.50%,
3/1/31
1,497,000 1,379,406
Under Armour, Inc.,144A,7.25%,
7/15/30
1,219,000 1,239,033
VF Corp.,2.95%, 4/23/30
2,236,000 2,025,511
(Cost $4,664,588)
4,643,950
Auto Manufacturers — 1.3%
Allison Transmission, Inc.
144A,4.75%, 10/1/27
1,193,000 1,193,090

DBX ETF Trust | 5
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,5.875%, 6/1/29
1,525,000 1,540,674
144A,3.75%, 1/30/31
2,982,000 2,794,624
144A,5.875%, 12/1/33
1,571,000 1,576,120
Aston Martin Capital Holdings
Ltd.,144A,10.00%, 3/31/29
3,231,000 2,627,578
Nissan Motor Acceptance Co.
LLC
144A,5.30%, 9/13/27
1,230,000 1,229,217
144A,2.75%, 3/9/28
1,800,000 1,712,104
144A,7.05%, 9/15/28
2,088,000 2,146,086
144A,5.625%, 9/29/28
2,148,000 2,145,460
144A,6.125%, 9/30/30
3,827,000 3,781,679
Nissan Motor Co. Ltd.
144A,4.345%, 9/17/27
7,597,000 7,499,070
144A,7.50%, 7/17/30
3,018,000 3,128,089
144A,4.81%, 9/17/30
7,535,000 7,062,395
144A,7.75%, 7/17/32
2,329,000 2,438,559
144A,8.125%, 7/17/35
3,828,000 4,068,307
(Cost $45,935,441)
44,943,052
Auto Parts & Equipment
— 2.0%
Adient Global Holdings Ltd.
144A,7.00%, 4/15/28
1,494,000 1,520,220
144A,8.25%, 4/15/31 (a)
1,505,000 1,570,227
144A,7.50%, 2/15/33 (a)
2,375,000 2,464,538
American Axle & Manufacturing,
Inc.
5.00%, 10/1/29
1,809,000 1,770,993
144A,6.375%, 10/15/32
2,534,000 2,545,056
144A,7.75%, 10/15/33
3,777,000 3,789,959
Clarios Global LP / Clarios US
Finance Co.
144A,6.75%, 5/15/28
2,157,000 2,197,534
144A,6.75%, 2/15/30
3,148,000 3,255,945
144A,6.75%, 9/15/32
3,509,000 3,597,322
Cooper-Standard Automotive,
Inc.,144A,9.25%, 3/1/31 (a)
3,285,000 3,324,453
Cyprium Corp. / Cyprium
Holdings Luxembourg Sarl
144A,6.125%, 4/15/31
2,390,000 2,396,797
144A,6.375%, 4/15/34
2,474,000 2,475,132
Dexko Global, Inc.,144A,7.50%,
4/15/32
2,018,950 1,747,280
Forvia SE
144A,8.00%, 6/15/30 (a)
1,491,000 1,575,307
144A,6.75%, 9/15/33
1,491,000 1,501,689
Goodyear Tire & Rubber Co.
5.00%, 7/15/29
2,584,000 2,469,312
6.625%, 7/15/30
1,438,000 1,406,994
5.25%, 4/30/31 (a)
1,690,000 1,510,245
5.25%, 7/15/31
1,839,000 1,633,632
5.625%, 4/30/33 (a)
1,399,000 1,219,847
Principal
Amount $ Value $
Qnity Electronics, Inc.
144A,5.75%, 8/15/32
3,040,000 3,063,600
144A,6.25%, 8/15/33
2,329,000 2,377,848
Tenneco, Inc.,144A,8.00%,
11/17/28
5,665,000 5,679,916
ZF North America Capital, Inc.
144A,6.875%, 4/14/28
1,792,000 1,835,909
144A,7.125%, 4/14/30
1,789,000 1,803,700
144A,6.75%, 4/23/30
2,385,000 2,375,883
144A,7.50%, 3/24/31
4,572,000 4,621,256
144A,6.875%, 4/23/32
2,087,000 2,053,685
(Cost $68,102,154)
67,784,279
Distribution/Wholesale — 0.2%
American Builders & Contractors
Supply Co., Inc.
144A,4.00%, 1/15/28
2,087,000 2,048,143
144A,3.875%, 11/15/29
1,193,000 1,135,784
RB Global Holdings, Inc.
144A,6.75%, 3/15/28
1,647,000 1,674,696
144A,7.75%, 3/15/31
2,433,000 2,532,787
(Cost $7,465,144)
7,391,410
Entertainment — 2.9%
Allwyn Entertainment Financing
UK PLC,144A,7.875%, 4/30/29
1,897,000 1,959,244
Brightstar Lottery
PLC,144A,5.25%, 1/15/29
2,256,000 2,244,512
Brightstar Lottery PLC/
Brightstar Global Solutions
Corp.,144A,5.75%, 1/15/33
2,363,000 2,295,501
Caesars Entertainment, Inc.
144A,4.625%, 10/15/29
3,618,000 3,488,310
144A,7.00%, 2/15/30
6,143,000 6,220,302
144A,6.50%, 2/15/32
4,482,000 4,373,751
144A,6.00%, 10/15/32 (a)
3,280,000 2,939,739
Churchill Downs, Inc.
144A,4.75%, 1/15/28
1,977,000 1,958,669
144A,5.75%, 4/1/30
3,613,000 3,616,104
144A,6.75%, 5/1/31
1,867,000 1,908,397
Cinemark USA, Inc.
144A,5.25%, 7/15/28
2,281,000 2,270,106
144A,7.00%, 8/1/32
1,491,000 1,544,151
Discovery Global Holdings, Inc.
4.054%, 3/15/29
4,051,000 4,040,224
4.279%, 3/15/32 (a)
8,105,000 7,324,894
Great Canadian Gaming Corp./
Raptor LLC,144A,8.75%,
11/15/29
1,610,000 1,589,173
Light & Wonder International,
Inc.
144A,7.25%, 11/15/29
1,494,000 1,531,502
144A,7.50%, 9/1/31
1,640,000 1,710,267
144A,6.25%, 10/1/33
3,007,000 2,975,321

6 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Live Nation Entertainment, Inc.
144A,4.75%, 10/15/27
3,145,000 3,134,520
144A,3.75%, 1/15/28
1,494,000 1,465,841
Mohegan Tribal Gaming
Authority / MS Digital
Entertainment Holdings LLC
144A,8.25%, 4/15/30
2,261,000 2,361,418
144A,11.875%, 4/15/31
2,092,000 2,274,240
Motion Bondco
DAC,144A,6.625%, 11/15/27
(a)
1,322,000 1,273,950
Motion Finco Sarl,144A,8.375%,
2/15/32
1,222,000 1,000,968
Penn Entertainment, Inc.
144A,4.125%, 7/1/29 (a)
1,193,000 1,142,972
144A,6.75%, 4/1/31
1,807,000 1,801,128
Premier Entertainment Sub
LLC / Premier Entertainment
Finance Corp.
144A,5.625%, 9/1/29
2,224,000 1,301,289
144A,5.875%, 9/1/31
2,260,000 1,137,910
Rivers Enterprise Borrower
LLC,144A,6.25%, 10/15/30
1,767,000 1,782,413
Rivers Enterprise Borrower LLC
/ Rivers Enterprise Finance
Corp.,144A,6.625%, 2/1/33
1,789,000 1,816,679
Six Flags Entertainment
Corp.,144A,7.25%, 5/15/31 (a)
2,385,000 2,379,851
Six Flags Entertainment Corp.
/ Canada's Wonderland Co.
/ Magnum Management
Corp.,5.25%, 7/15/29
1,491,000 1,445,587
Six Flags Entertainment Corp.
/Six Flags Theme Parks,
Inc./ Canada's Wonderland
Co.,144A,6.625%, 5/1/32
2,559,000 2,616,859
Six Flags Entertainment Corp./
Canada's Wonderland Co/
Millennium Operations
LLC,144A,8.625%, 1/15/32
2,993,000 3,076,026
Vail Resorts, Inc.
144A,5.625%, 7/15/30
1,491,000 1,495,495
144A,6.50%, 5/15/32
1,889,000 1,925,594
Voyager Parent LLC,144A,9.25%,
7/1/32
5,322,000 5,648,480
Wynn Resorts Finance LLC /
Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29
2,237,000 2,221,372
144A,7.125%, 2/15/31
3,007,000 3,177,906
144A,6.25%, 3/15/33
2,406,000 2,415,869
(Cost $103,088,767)
100,886,534
Food Service — 0.3%
Aramark Services,
Inc.,144A,5.00%, 2/1/28
3,429,000 3,425,304
TKC Holdings, Inc.
144A,8.50%, 8/15/30
3,280,000 3,356,798
Principal
Amount $ Value $
144A,12.00%, 2/15/31
2,058,000 2,144,274
(Cost $8,987,273)
8,926,376
Home Builders — 0.5%
Ashton Woods USA LLC /
Ashton Woods Finance Co.
144A,4.625%, 4/1/30
1,188,000 1,128,007
144A,6.875%, 8/1/33
1,345,000 1,320,015
Brookfield Residential
Properties, Inc. / Brookfield
Residential US LLC
144A,6.25%, 9/15/27
1,814,000 1,822,207
144A,4.875%, 2/15/30
1,505,000 1,392,703
Century Communities, Inc.
144A,3.875%, 8/15/29
1,491,000 1,409,128
144A,6.625%, 9/15/33
1,491,000 1,479,644
LGI Homes, Inc.
144A,8.75%, 12/15/28
1,195,000 1,239,779
144A,7.00%, 11/15/32 (a)
1,193,000 1,152,411
Mattamy Group Corp.
144A,4.625%, 3/1/30
1,989,000 1,909,125
144A,6.00%, 12/15/33
1,546,000 1,476,817
Taylor Morrison Communities,
Inc.
144A,5.75%, 1/15/28
1,347,000 1,360,898
144A,5.125%, 8/1/30
1,501,000 1,487,021
144A,5.75%, 11/15/32
1,595,000 1,604,068
(Cost $19,318,428)
18,781,823
Home Furnishings — 0.4%
FXI Holdings, Inc.,144A,11.00%,
11/15/30
2,523,000 2,110,817
Somnigroup International, Inc.
144A,4.00%, 4/15/29
2,386,000 2,295,091
144A,3.875%, 10/15/31
2,385,000 2,184,594
Whirlpool Corp.
4.75%, 2/26/29
2,144,000 2,027,455
6.125%, 6/15/30
1,801,000 1,695,538
6.50%, 6/15/33 (a)
1,839,000 1,670,929
(Cost $12,770,193)
11,984,424
Housewares — 0.5%
Cd&r Smokey Buyer, Inc. / Radio
Systems Corp.,144A,9.50%,
10/15/29
2,357,000 1,417,622
Central Garden & Pet Co.
4.125%, 10/15/30 (a)
1,527,000 1,445,415
144A,4.125%, 4/30/31
1,219,000 1,148,522
Newell Brands, Inc.
6.375%, 9/15/27
1,491,000 1,509,330
144A,8.50%, 6/1/28
3,727,000 3,893,679
6.625%, 9/15/29
1,514,000 1,516,330
6.375%, 5/15/30 (a)
2,236,000 2,208,200
6.625%, 5/15/32 (a)
1,511,000 1,471,319

DBX ETF Trust | 7
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Scotts Miracle-Gro Co.
4.50%, 10/15/29
1,245,000 1,214,697
4.00%, 4/1/31
1,419,000 1,321,354
4.375%, 2/1/32
1,195,000 1,112,428
(Cost $19,578,165)
18,258,896
Leisure Time — 1.6%
Carnival Corp. Ltd.
144A,5.125%, 5/1/29
3,927,000 3,925,235
144A,5.75%, 3/15/30
2,982,000 3,014,223
144A,5.875%, 6/15/31
2,982,000 3,030,545
144A,5.75%, 8/1/32
9,095,000 9,198,974
144A,6.125%, 2/15/33 (a)
5,976,000 6,057,650
Life Time, Inc.,144A,6.00%,
11/15/31
1,491,000 1,515,640
NCL Corp. Ltd.
144A,7.75%, 2/15/29
1,809,000 1,894,533
144A,5.875%, 1/15/31
3,678,000 3,557,242
144A,6.75%, 2/1/32 (a)
5,417,000 5,373,421
144A,6.25%, 9/15/33
2,534,000 2,431,418
Patrick Industries,
Inc.,144A,6.375%, 11/1/32
1,491,000 1,490,683
Sabre Financial Borrower
LLC,144A,11.125%, 6/15/29
2,988,000 3,111,970
Sabre GLBL, Inc.
144A,10.75%, 11/15/29
1,332,000 1,196,942
144A,10.75%, 3/15/30
1,418,000 1,254,363
144A,11.125%, 7/15/30
3,980,000 3,552,150
Viking Cruises Ltd.,144A,5.875%,
10/15/33
5,069,000 5,082,164
(Cost $56,663,257)
55,687,153
Lodging — 2.3%
Boyd Gaming Corp.
4.75%, 12/1/27
2,981,000 2,973,377
144A,4.75%, 6/15/31
2,690,000 2,594,907
Hilton Domestic Operating Co.,
Inc.
144A,5.875%, 4/1/29
1,640,000 1,665,910
144A,3.75%, 5/1/29
2,401,000 2,324,279
4.875%, 1/15/30
3,007,000 2,975,792
144A,4.00%, 5/1/31
3,280,000 3,111,505
144A,5.50%, 9/15/31
2,974,000 2,992,821
144A,3.625%, 2/15/32
4,622,000 4,246,501
144A,6.125%, 4/1/32
1,442,000 1,470,922
144A,5.875%, 3/15/33
2,982,000 3,017,522
144A,5.75%, 9/15/33
3,002,000 3,030,132
144A,5.50%, 3/31/34
2,982,000 2,969,846
Hilton Grand Vacations Borrower
LLC / Hilton Grand Vacations
Borrower, Inc.
144A,5.00%, 6/1/29
2,549,000 2,481,544
144A,4.875%, 7/1/31
1,666,000 1,554,972
144A,6.625%, 1/15/32
2,684,000 2,731,332
Principal
Amount $ Value $
Marriott Ownership Resorts, Inc.
144A,4.50%, 6/15/29
1,491,000 1,439,154
144A,6.50%, 10/1/33
1,728,000 1,696,866
Melco Resorts Finance Ltd.
144A,5.625%, 7/17/27
1,790,000 1,789,079
144A,5.75%, 7/21/28
2,564,000 2,554,015
144A,5.375%, 12/4/29
3,529,000 3,446,661
144A,7.625%, 4/17/32 (a)
2,266,000 2,335,878
144A,6.50%, 9/24/33
1,491,000 1,473,377
MGM Resorts International
4.75%, 10/15/28
2,236,000 2,216,779
6.125%, 9/15/29
2,528,000 2,566,486
6.50%, 4/15/32 (a)
2,236,000 2,279,721
Station Casinos LLC
144A,4.50%, 2/15/28
2,170,000 2,140,471
144A,4.625%, 12/1/31
1,491,000 1,412,438
144A,6.625%, 3/15/32 (a)
1,541,000 1,564,742
Studio City Finance Ltd.
144A,6.50%, 1/15/28
1,491,000 1,493,044
144A,5.00%, 1/15/29
3,320,000 3,184,477
Travel + Leisure Co.
144A,4.50%, 12/1/29
1,955,000 1,890,351
144A,6.25%, 6/1/31
2,600,000 2,616,326
144A,6.125%, 9/1/33
1,471,000 1,446,390
Wyndham Hotels & Resorts, Inc.
144A,4.375%, 8/15/28
1,491,000 1,470,933
144A,5.625%, 3/1/33
1,942,000 1,915,620
(Cost $82,416,970)
81,074,170
Retail — 4.4%
1011778 BC ULC / New Red
Finance, Inc.
144A,3.875%, 1/15/28
4,621,000 4,543,987
144A,4.375%, 1/15/28
2,236,000 2,214,198
144A,3.50%, 2/15/29
2,276,000 2,189,700
144A,6.125%, 6/15/29
3,628,000 3,696,610
144A,5.625%, 9/15/29
1,504,000 1,517,105
144A,4.00%, 10/15/30
8,696,000 8,248,040
Advance Auto Parts, Inc.
3.90%, 4/15/30
1,550,000 1,448,254
144A,7.00%, 8/1/30
2,937,000 3,019,878
144A,7.375%, 8/1/33 (a)
2,907,000 3,026,289
Asbury Automotive Group, Inc.
4.50%, 3/1/28
1,236,000 1,227,988
144A,4.625%, 11/15/29
2,420,000 2,351,524
4.75%, 3/1/30
1,325,000 1,292,074
144A,5.00%, 2/15/32
1,789,000 1,708,930
Bath & Body Works, Inc.
5.25%, 2/1/28
1,352,000 1,356,418
7.50%, 6/15/29
1,548,000 1,572,703
144A,6.625%, 10/1/30
2,574,000 2,621,483

8 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
EG Global Finance
PLC,144A,12.00%, 11/30/28
2,235,000 2,385,874
Ferrellgas LP / Ferrellgas
Finance Corp.
144A,5.875%, 4/1/29
2,465,000 2,419,134
144A,9.25%, 1/15/31
1,982,000 2,092,211
Fertitta Entertainment LLC
/ Fertitta Entertainment
Finance Co., Inc.
144A,4.625%, 1/15/29
2,953,000 2,881,595
144A,6.75%, 1/15/30 (a)
3,715,000 3,627,772
FirstCash, Inc.
144A,4.625%, 9/1/28
1,505,000 1,484,389
144A,5.625%, 1/1/30
1,652,000 1,650,462
144A,6.875%, 3/1/32
1,491,000 1,534,928
144A,6.125%, 5/1/34
2,274,000 2,276,774
Gap, Inc.
144A,3.625%, 10/1/29
2,266,000 2,122,485
144A,3.875%, 10/1/31
2,369,000 2,153,877
Global Auto Holdings Ltd. / AAG
FH UK Ltd.
144A,8.375%, 1/15/29
1,565,000 1,529,607
144A,8.75%, 1/15/32
1,585,000 1,489,358
Group 1 Automotive, Inc.
144A,4.00%, 8/15/28
2,240,000 2,180,135
144A,6.375%, 1/15/30
1,524,000 1,550,091
LBM Acquisition LLC
144A,6.25%, 1/15/29
2,197,000 1,364,400
144A,9.50%, 6/15/31
2,882,000 2,427,522
LCM Investments Holdings II LLC
144A,4.875%, 5/1/29
2,982,000 2,912,599
144A,8.25%, 8/1/31
2,554,000 2,666,437
Lithia Motors, Inc.
144A,4.625%, 12/15/27
1,193,000 1,187,610
144A,3.875%, 6/1/29
2,383,000 2,285,148
144A,5.50%, 10/1/30
1,793,000 1,778,773
144A,4.375%, 1/15/31
1,639,000 1,554,076
Macy's Retail Holdings LLC
144A,6.125%, 3/15/32 (a)
1,312,000 1,313,414
144A,7.375%, 8/1/33 (a)
1,511,000 1,579,419
Michaels (The) Cos., Inc.
144A,8.50%, 3/15/33
6,012,000 5,874,828
144A,11.00%, 3/15/34
2,283,000 2,160,540
Murphy Oil USA, Inc.
4.75%, 9/15/29
1,508,000 1,483,640
144A,3.75%, 2/15/31
1,491,000 1,390,188
Nordstrom, Inc.
4.375%, 4/1/30
1,513,000 1,447,455
4.25%, 8/1/31
1,286,000 1,186,953
Park River Holdings, Inc.
144A,8.75%, 12/31/30 (a)
1,625,000 1,582,306
144A,8.00%, 3/15/31
2,585,000 2,619,145
Principal
Amount $ Value $
PetSmart LLC / PetSmart
Finance Corp.
144A,7.50%, 9/15/32
5,905,000 5,955,387
144A,10.00%, 9/15/33
2,236,000 2,258,655
QXO Building Products,
Inc.,144A,6.75%, 4/30/32
6,758,000 6,890,457
Sonic Automotive, Inc.
144A,4.625%, 11/15/29
1,938,000 1,900,589
144A,4.875%, 11/15/31
1,591,000 1,523,573
Staples, Inc.
144A,10.75%, 9/1/29
7,379,000 7,026,368
144A,12.75%, 1/15/30
2,521,624 1,932,248
Suburban Propane Partners LP/
Suburban Energy Finance
Corp.,144A,5.00%, 6/1/31
1,962,000 1,882,281
Victra Holdings LLC / Victra
Finance Corp.,144A,8.75%,
9/15/29 (a)
1,525,000 1,583,989
Yum! Brands, Inc.
144A,4.75%, 1/15/30
2,385,000 2,352,916
3.625%, 3/15/31
3,157,000 2,938,809
4.625%, 1/31/32
3,395,000 3,262,090
5.375%, 4/1/32
3,012,000 3,009,677
(Cost $156,167,593)
152,745,365
Consumer, Non-cyclical
— 17.0%
Agriculture — 0.1%
Darling Ingredients,
Inc.,144A,6.00%, 6/15/30
(Cost $2,993,428)
2,982,000 3,012,339
Beverages — 0.1%
Primo Water Holdings, Inc. /
Triton Water Holdings, Inc.
144A,6.25%, 4/1/29
2,065,000 2,071,927
144A,4.375%, 4/30/29
2,247,000 2,208,561
(Cost $4,311,151)
4,280,488
Biotechnology — 0.3%
BioMarin Pharmaceutical,
Inc.,144A,5.50%, 2/15/34
2,534,000 2,504,712
Genmab A/S/Genmab Finance
LLC
144A,6.25%, 12/15/32
4,562,000 4,650,932
144A,7.25%, 12/15/33
2,982,000 3,106,829
(Cost $10,384,910)
10,262,473
Commercial Services — 5.1%
ADT Security (The) Corp.
144A,4.125%, 8/1/29
3,189,000 3,064,459
144A,5.875%, 10/15/33
2,982,000 2,916,331
Albion Financing 1 Sarl
/ Aggreko Holdings,
Inc.,144A,7.00%, 5/21/30
4,228,000 4,367,989
Allied Universal Holdco
LLC,144A,7.875%, 2/15/31
7,007,000 7,332,090

DBX ETF Trust | 9
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Allied Universal Holdco LLC /
Allied Universal Finance Corp.
144A,6.00%, 6/1/29 (a)
2,830,000 2,809,250
144A,6.875%, 6/15/30
3,131,000 3,204,253
Allied Universal Holdco LLC
/ Allied Universal Finance
Corp. / Atlas Luxco 4
SARL,144A,4.625%, 6/1/28
3,854,000 3,800,002
APi Group DE, Inc.,144A,5.75%,
6/1/34
1,500,000 1,495,504
Avis Budget Car Rental LLC /
Avis Budget Finance, Inc.
144A,4.75%, 4/1/28
1,523,000 1,501,862
144A,5.375%, 3/1/29 (a)
1,789,000 1,754,579
144A,8.25%, 1/15/30 (a)
2,126,000 2,194,245
144A,8.00%, 2/15/31
1,491,000 1,502,607
144A,8.375%, 6/15/32 (a)
1,789,000 1,828,224
Belron UK Finance
PLC,144A,5.75%, 10/15/29
3,354,000 3,384,261
Block, Inc.
144A,5.625%, 8/15/30
3,608,000 3,625,553
3.50%, 6/1/31
2,982,000 2,719,540
6.50%, 5/15/32
6,023,000 6,142,460
144A,6.00%, 8/15/33
2,982,000 2,985,224
Brink's Co.
144A,4.625%, 10/15/27
1,789,000 1,781,303
144A,6.50%, 6/15/29
1,193,000 1,223,373
144A,6.75%, 6/15/32
1,193,000 1,223,290
Clarivate Science Holdings Corp.
144A,3.875%, 7/1/28
2,683,000 2,596,657
144A,4.875%, 7/1/29
2,683,000 2,458,998
EquipmentShare.com, Inc.
144A,9.00%, 5/15/28
3,091,000 3,211,045
144A,8.625%, 5/15/32
1,807,000 1,901,233
144A,8.00%, 3/15/33 (a)
1,511,000 1,572,483
Garda World Security Corp.
144A,7.75%, 2/15/28
1,221,000 1,243,749
144A,6.00%, 6/1/29
1,408,000 1,379,006
144A,6.50%, 1/15/31
1,993,000 2,028,460
144A,8.25%, 8/1/32
1,704,000 1,749,038
144A,8.375%, 11/15/32
3,020,000 3,132,000
GEO Group, Inc.
8.625%, 4/15/29
1,962,000 2,047,626
10.25%, 4/15/31
1,867,000 2,024,564
Herc Holdings, Inc.
144A,6.625%, 6/15/29
2,410,000 2,470,416
144A,7.00%, 6/15/30
4,919,000 5,114,151
144A,5.75%, 3/15/31
1,789,000 1,793,328
144A,7.25%, 6/15/33 (a)
3,280,000 3,424,901
144A,6.00%, 3/15/34 (a)
1,789,000 1,779,050
Hertz Corp.
144A,12.625%, 7/15/29 (a)
3,747,000 3,415,793
144A,5.00%, 12/1/29
3,079,000 1,367,907
Principal
Amount $ Value $
ION Platform Finance US,
Inc.,144A,7.875%, 9/30/32
4,602,000 3,569,752
Prime Security Services
Borrower LLC / Prime
Finance, Inc.,144A,3.375%,
8/31/27
3,003,000 2,945,982
Raven Acquisition Holdings
LLC,144A,6.875%, 11/15/31
3,876,000 3,803,644
RR Donnelley & Sons Co.
144A,9.50%, 8/1/29
3,131,000 3,248,788
144A,10.875%, 8/1/29
1,551,000 1,603,888
Service Corp. International
4.625%, 12/15/27
1,651,000 1,645,863
5.125%, 6/1/29
2,251,000 2,250,248
3.375%, 8/15/30
2,540,000 2,362,952
4.00%, 5/15/31
2,385,000 2,246,108
5.75%, 10/15/32
2,485,000 2,508,282
Shift4 Payments LLC / Shift4
Payments Finance Sub,
Inc.,144A,6.75%, 8/15/32
4,919,000 4,919,726
Sotheby's,144A,8.25%, 4/15/31
2,507,000 2,470,354
United Rentals North America,
Inc.
3.875%, 11/15/27
2,356,000 2,334,835
4.875%, 1/15/28
4,977,000 4,982,490
5.25%, 1/15/30
2,356,000 2,357,854
4.00%, 7/15/30
2,256,000 2,156,993
3.875%, 2/15/31
3,280,000 3,103,752
3.75%, 1/15/32
2,261,000 2,092,999
144A,5.375%, 11/15/33
4,472,000 4,420,677
144A,6.125%, 3/15/34
3,280,000 3,370,311
Veritiv Operating
Co.,144A,10.50%, 11/30/30
3,201,000 3,288,294
Wand NewCo 3,
Inc.,144A,7.625%, 1/30/32
3,727,000 3,856,752
Williams Scotsman, Inc.
144A,4.625%, 8/15/28
1,495,000 1,481,498
144A,6.625%, 6/15/29
1,491,000 1,529,463
144A,6.625%, 4/15/30
1,506,000 1,550,066
144A,7.375%, 10/1/31
1,347,000 1,407,332
(Cost $181,938,724)
177,075,707
Cosmetics/Personal Care
— 0.4%
Edgewell Personal Care Co.
144A,5.50%, 6/1/28
2,241,000 2,234,170
144A,4.125%, 4/1/29
1,491,000 1,425,984
Opal Bidco SAS,144A,6.50%,
3/31/32
3,280,000 3,344,134
Perrigo Finance Unlimited Co.
5.15%, 6/15/30
2,241,000 2,149,807
Series USD, 6.125%, 9/30/32
2,296,000 2,193,250
Prestige Brands, Inc.
144A,5.125%, 1/15/28
1,192,000 1,188,418

10 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,3.75%, 4/1/31
1,820,000 1,671,898
(Cost $14,625,280)
14,207,661
Food — 2.6%
Albertsons Cos, Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC,144A,5.625%,
3/31/32
3,658,000 3,574,013
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC
144A,6.50%, 2/15/28
2,251,000 2,276,328
144A,3.50%, 3/15/29
4,011,000 3,829,286
144A,4.875%, 2/15/30
2,993,000 2,916,713
144A,5.50%, 3/31/31
2,087,000 2,057,579
144A,6.25%, 3/15/33
1,839,000 1,843,641
144A,5.75%, 3/31/34
5,119,000 4,937,820
B&G Foods, Inc.
5.25%, 9/15/27 (a)
1,574,000 1,535,877
144A,8.00%, 9/15/28 (a)
2,322,000 2,300,930
Chobani LLC / Chobani Finance
Corp., Inc.
144A,4.625%, 11/15/28
1,274,000 1,262,746
144A,7.625%, 7/1/29
1,500,000 1,548,402
144A,6.375%, 4/15/34
2,405,000 2,447,160
Fiesta Purchaser, Inc.
144A,7.875%, 3/1/31
1,443,000 1,452,452
144A,9.625%, 9/15/32
1,473,000 1,483,058
KeHE Distributors LLC / KeHE
Finance Corp. / NextWave
Distribution, Inc.
144A,9.00%, 2/15/29
2,982,000 3,118,119
144A,7.125%, 4/30/33
1,362,000 1,381,631
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28
1,491,000 1,481,549
144A,4.125%, 1/31/30
2,892,000 2,764,325
144A,4.375%, 1/31/32
2,087,000 1,953,795
Performance Food Group, Inc.
144A,4.25%, 8/1/29
3,045,000 2,951,962
144A,6.125%, 9/15/32
2,988,000 3,024,618
144A,5.625%, 3/1/34
3,127,000 3,058,084
Pilgrim's Pride Corp.
3.50%, 3/1/32
2,671,000 2,430,181
6.25%, 7/1/33
2,020,000 2,111,673
6.875%, 5/15/34
1,541,000 1,667,037
Post Holdings, Inc.
144A,4.625%, 4/15/30
4,130,000 4,021,697
144A,4.50%, 9/15/31
2,930,000 2,751,796
144A,6.25%, 2/15/32
3,012,000 3,063,623
144A,6.375%, 3/1/33
3,586,000 3,579,000
144A,6.25%, 10/15/34
3,778,000 3,748,547
144A,6.50%, 3/15/36
3,876,000 3,849,927
US Foods, Inc.
144A,6.875%, 9/15/28
1,494,000 1,532,237
Principal
Amount $ Value $
144A,4.75%, 2/15/29
2,684,000 2,648,535
144A,4.625%, 6/1/30
1,494,000 1,453,367
144A,7.25%, 1/15/32
1,491,000 1,551,348
144A,5.75%, 4/15/33
1,502,000 1,500,644
(Cost $90,775,883)
89,109,700
Healthcare-Products — 0.6%
Avantor Funding, Inc.
144A,4.625%, 7/15/28
4,621,000 4,575,407
144A,3.875%, 11/1/29
2,385,000 2,266,294
Bausch + Lomb
Corp.,144A,8.375%, 10/1/28
4,128,000 4,267,320
Medline Borrower
LP,144A,5.25%, 10/1/29
7,504,000 7,495,192
Teleflex, Inc.
4.625%, 11/15/27
1,505,000 1,501,985
144A,4.25%, 6/1/28
1,508,000 1,489,150
(Cost $21,689,907)
21,595,348
Healthcare-Services — 5.7%
Acadia Healthcare Co., Inc.
144A,5.50%, 7/1/28
1,442,000 1,436,525
144A,5.00%, 4/15/29 (a)
1,591,000 1,558,138
144A,7.375%, 3/15/33 (a)
1,640,000 1,684,408
Centene Corp.
2.45%, 7/15/28
6,857,000 6,503,686
4.625%, 12/15/29
9,871,000 9,619,514
3.375%, 2/15/30
5,955,000 5,536,978
3.00%, 10/15/30
6,550,000 5,906,552
2.50%, 3/1/31
6,609,000 5,760,996
2.625%, 8/1/31
4,076,000 3,542,204
Charles River Laboratories
International, Inc.
144A,4.25%, 5/1/28
1,494,000 1,466,871
144A,3.75%, 3/15/29
1,501,000 1,439,170
144A,4.00%, 3/15/31
1,469,000 1,376,936
CHS/Community Health
Systems, Inc.
144A,6.00%, 1/15/29
1,555,000 1,540,896
144A,6.875%, 4/15/29
5,056,000 5,006,283
144A,6.125%, 4/1/30 (a)
4,535,000 4,127,830
144A,5.25%, 5/15/30
5,360,000 5,055,672
144A,4.75%, 2/15/31 (a)
2,300,000 2,116,603
144A,10.875%, 1/15/32
4,904,000 5,290,151
144A,9.75%, 1/15/34
6,146,000 6,454,345
Concentra Health Services,
Inc.,144A,6.875%, 7/15/32 (a)
1,938,000 2,008,320
DaVita, Inc.
144A,4.625%, 6/1/30
8,349,000 8,117,011
144A,3.75%, 2/15/31
4,486,000 4,173,414
144A,6.875%, 9/1/32
2,983,000 3,091,518
144A,6.75%, 7/15/33
3,106,000 3,212,638
Encompass Health Corp.
4.50%, 2/1/28
2,308,000 2,299,052

DBX ETF Trust | 11
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
4.75%, 2/1/30
2,337,000 2,300,421
4.625%, 4/1/31
1,244,000 1,204,643
144A,5.875%, 6/1/34
250,000 251,701
Global Medical Response,
Inc.,144A,7.375%, 10/1/32
3,030,000 3,150,336
IQVIA, Inc.
144A,6.50%, 5/15/30
1,491,000 1,530,119
144A,6.25%, 6/1/32
6,094,000 6,233,248
LifePoint Health, Inc.
144A,5.375%, 1/15/29 (a)
1,647,000 1,596,031
144A,9.875%, 8/15/30
2,511,000 2,657,816
144A,8.375%, 2/15/32
2,073,000 2,178,485
144A,10.00%, 6/1/32
2,497,000 2,559,625
144A,7.00%, 5/1/34
4,400,000 4,300,900
Molina Healthcare, Inc.
144A,4.375%, 6/15/28
2,304,000 2,271,536
144A,3.875%, 11/15/30
2,038,000 1,887,379
144A,6.50%, 2/15/31
2,534,000 2,572,751
144A,3.875%, 5/15/32
2,236,000 2,006,364
144A,6.25%, 1/15/33
2,286,000 2,287,090
MPH Acquisition Holdings
LLC,144A,5.75%, 12/31/30 (a)
2,354,000 1,896,806
National Mentor Holdings,
Inc.,144A,10.50%, 12/15/30
3,880,000 4,086,715
Prime Healthcare Services,
Inc.,144A,9.375%, 9/1/29
4,472,000 4,680,358
Radiology Partners,
Inc.,144A,8.50%, 7/15/32
2,683,000 2,753,429
Select Medical
Corp.,144A,6.25%, 12/1/32 (a)
1,658,000 1,616,766
Star Parent, Inc.,144A,9.00%,
10/1/30
2,982,000 3,134,270
Surgery Center Holdings,
Inc.,144A,7.25%, 4/15/32 (a)
3,752,000 3,765,471
Team Health Holdings,
Inc.,144A,8.375%, 6/30/28
1,282,000 1,287,372
Tenet Healthcare Corp.
5.125%, 11/1/27
4,083,000 4,088,586
4.625%, 6/15/28
1,789,000 1,778,158
6.125%, 10/1/28
5,049,000 5,064,460
4.25%, 6/1/29
4,174,000 4,071,455
4.375%, 1/15/30
4,330,000 4,192,269
6.125%, 6/15/30
6,113,000 6,178,256
6.75%, 5/15/31
4,080,000 4,204,191
144A,5.50%, 11/15/32
4,572,000 4,556,323
144A,6.00%, 11/15/33
2,227,000 2,250,346
US Acute Care Solutions
LLC,144A,9.75%, 5/15/29
3,092,000 2,966,029
(Cost $201,652,702)
199,885,416
Household Products/Wares
— 0.1%
Kronos Acquisition Holdings,
Inc.
144A,8.25%, 6/30/31
1,636,000 1,171,785
Principal
Amount $ Value $
144A,10.75%, 6/30/32
1,361,000 442,325
(Cost $2,622,184)
1,614,110
Pharmaceuticals — 2.0%
1261229 BC Ltd.,144A,10.00%,
4/15/32
18,049,000 18,495,933
Accendra Health, Inc.
144A,4.50%, 3/31/29 (a)
1,438,000 1,134,588
144A,6.625%, 4/1/30
1,666,000 1,006,786
Adapthealth LLC
144A,4.625%, 8/1/29
1,666,000 1,608,987
144A,5.125%, 3/1/30
1,789,000 1,734,524
Bausch Health Cos., Inc.
144A,5.00%, 1/30/28
1,320,000 1,113,176
144A,4.875%, 6/1/28
2,513,000 2,325,694
144A,11.00%, 9/30/28
2,562,000 2,676,355
144A,5.00%, 2/15/29
1,366,000 952,689
144A,6.25%, 2/15/29
2,509,000 1,797,071
144A,5.25%, 1/30/30
2,327,000 1,430,674
144A,5.25%, 2/15/31
1,450,000 821,801
Endo Finance Holdings
LP,144A,8.50%, 4/15/31 (a)
3,088,000 3,293,185
Grifols SA,144A,4.75%, 10/15/28
2,302,000 2,267,829
HLF Financing Sarl LLC /
Herbalife International, Inc.
144A,4.875%, 6/1/29 (a)
1,807,000 1,697,089
144A,7.75%, 5/1/33
2,411,000 2,437,036
Jazz Securities
DAC,144A,4.375%, 1/15/29
4,482,000 4,403,153
Organon & Co. / Organon
Foreign Debt Co.-Issuer BV
144A,4.125%, 4/30/28
6,321,000 6,247,270
144A,5.125%, 4/30/31
4,716,000 4,677,135
144A,6.75%, 5/15/34
1,494,000 1,595,620
144A,7.875%, 5/15/34
1,591,000 1,709,670
Teva Pharmaceutical Finance
Netherlands III BV
6.75%, 3/1/28
3,726,000 3,833,152
6.00%, 12/1/32
1,569,000 1,630,720
Teva Pharmaceutical Finance
Netherlands IV BV,5.75%,
12/1/30
2,101,000 2,150,403
(Cost $73,592,467)
71,040,540
Diversified — 0.1%
Holding Companies-Diversified
— 0.1%
Stena International SA
144A,7.25%, 1/15/31
2,759,000 2,830,566
144A,7.625%, 2/15/31
1,219,000 1,244,383
(Cost $4,116,052)
4,074,949

12 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Energy — 10.5%
Oil & Gas — 4.8%
Aethon United BR LP /
Aethon United Finance
Corp.,144A,7.50%, 10/1/29
3,011,000 3,141,981
Ascent Resources Utica
Holdings LLC / ARU Finance
Corp.
144A,5.875%, 6/30/29
1,491,000 1,489,804
144A,6.625%, 10/15/32
1,803,000 1,851,194
144A,6.625%, 7/15/33
1,491,000 1,532,244
California Resources Corp.
144A,8.25%, 6/15/29
1,658,000 1,736,581
144A,7.00%, 1/15/34
2,265,000 2,284,264
Calumet Specialty Products
Partners LP / Calumet
Finance Corp.,144A,9.75%,
2/15/31
1,740,000 1,843,445
Caturus Energy LLC
144A,8.50%, 2/15/30
1,640,000 1,718,561
144A,7.125%, 5/15/31
1,717,000 1,717,007
Chord Energy Corp.
144A,6.00%, 10/1/30
2,252,000 2,280,909
144A,6.75%, 3/15/33
2,241,000 2,301,850
Cia General de Combustibles
SA,144A,11.875%, 11/28/30
1,500,000 1,548,750
CNX Resources Corp.
144A,7.375%, 1/15/31
1,524,000 1,565,255
144A,7.25%, 3/1/32
1,789,000 1,850,329
144A,5.875%, 3/1/34
1,503,000 1,480,186
Comstock Resources, Inc.
144A,6.75%, 3/1/29
3,787,000 3,723,619
144A,6.75%, 3/1/29
1,165,000 1,146,955
144A,5.875%, 1/15/30
3,013,000 2,849,650
Crescent Energy Finance LLC
144A,7.625%, 4/1/32
3,276,000 3,363,607
144A,7.875%, 4/15/32
2,982,000 3,058,080
144A,7.375%, 1/15/33
2,982,000 3,031,743
144A,8.375%, 1/15/34
1,804,000 1,893,280
CVR Energy, Inc.
144A,7.50%, 2/15/31
1,774,000 1,795,123
144A,7.875%, 2/15/34
1,193,000 1,197,476
Hilcorp Energy I LP / Hilcorp
Finance Co.
144A,6.25%, 11/1/28
1,948,000 1,956,632
144A,5.75%, 2/1/29
1,839,000 1,835,856
144A,6.00%, 4/15/30
1,766,000 1,756,693
144A,6.00%, 2/1/31
1,757,000 1,732,191
144A,6.25%, 4/15/32
1,491,000 1,469,056
144A,8.375%, 11/1/33
1,789,000 1,904,153
144A,7.25%, 2/15/35
2,963,000 3,008,091
Ithaca Energy North Sea
PLC,144A,8.125%, 10/15/29
2,381,000 2,480,452
Principal
Amount $ Value $
Kosmos Energy Ltd.
144A,7.50%, 3/1/28
1,181,000 1,155,185
144A,8.75%, 10/1/31 (a)
1,507,000 1,372,123
Leviathan Bond Ltd.
144A,REGS, 6.50%, 6/30/27
1,819,351 1,826,976
144A,REGS, 6.75%, 6/30/30
1,552,523 1,605,984
Matador Resources Co.
144A,6.50%, 4/15/32
2,700,000 2,737,265
144A,6.25%, 4/15/33
2,241,000 2,254,325
144A,6.00%, 4/15/34
2,260,000 2,234,384
Medco Cypress Tree Pte
Ltd.,144A,8.625%, 5/19/30
1,795,000 1,880,837
Medco Maple Tree Pte
Ltd.,144A,8.96%, 4/27/29
1,447,000 1,499,913
Murphy Oil Corp.
6.00%, 10/1/32 (a)
1,789,000 1,800,915
6.50%, 2/15/34
1,526,000 1,529,598
Nabors Industries,
Inc.,144A,7.625%, 11/15/32
2,087,000 2,177,016
Noble Finance II
LLC,144A,8.00%, 4/15/30
4,158,000 4,325,409
Northern Oil & Gas, Inc.
144A,8.75%, 6/15/31 (a)
1,525,000 1,582,306
144A,7.875%, 10/15/33
2,162,000 2,195,706
PBF Holding Co. LLC / PBF
Finance Corp.
6.00%, 2/15/28
2,390,000 2,391,881
144A,9.875%, 3/15/30 (a)
2,388,000 2,554,106
144A,7.875%, 9/15/30
1,491,000 1,527,831
Puma International Financing
SA,144A,7.75%, 4/25/29
1,785,000 1,840,414
SM Energy Co.
144A,8.375%, 7/1/28
788,000 808,484
6.50%, 7/15/28
1,193,000 1,195,280
144A,6.75%, 8/1/29
2,236,000 2,293,823
144A,8.625%, 11/1/30
2,953,000 3,123,730
144A,8.75%, 7/1/31
4,025,000 4,215,185
144A,7.00%, 8/1/32
2,236,000 2,292,036
144A,9.625%, 6/15/33
2,336,000 2,601,587
144A,6.625%, 4/15/34
2,982,000 2,999,791
Sunoco LP
144A,7.00%, 5/1/29
2,257,000 2,331,325
144A,4.50%, 10/1/29
2,375,000 2,312,909
144A,4.625%, 5/1/30
2,380,000 2,310,291
144A,5.625%, 3/15/31
2,975,000 2,980,013
144A,5.375%, 7/15/31
1,793,000 1,785,039
144A,7.25%, 5/1/32
2,235,000 2,340,662
144A,6.625%, 8/15/32
1,677,000 1,713,366
144A,6.25%, 7/1/33
3,008,000 3,061,019
144A,5.875%, 3/15/34
2,703,000 2,688,476
144A,5.625%, 7/15/34
1,800,000 1,778,460

DBX ETF Trust | 13
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
Sunoco LP / Sunoco Finance
Corp.
144A,7.00%, 9/15/28
1,501,000 1,537,107
4.50%, 5/15/29
2,405,000 2,357,848
4.50%, 4/30/30
2,404,000 2,336,505
Talos Production, Inc.
144A,9.00%, 2/1/29
1,968,000 2,055,989
144A,9.375%, 2/1/31
1,967,000 2,088,273
TGNR Intermediate Holdings
LLC,144A,5.50%, 10/15/29
2,465,000 2,429,358
Transocean International Ltd.
144A,8.25%, 5/15/29
2,720,000 2,826,578
144A,8.50%, 5/15/31 (a)
2,645,000 2,795,646
144A,7.875%, 10/15/32
1,666,000 1,778,359
(Cost $166,560,046)
168,074,330
Oil & Gas Services — 0.7%
Archrock Partners LP /
Archrock Partners Finance
Corp.,144A,6.625%, 9/1/32
2,087,000 2,137,401
Archrock Services LP /
Archrock Partners Finance
Corp.,144A,6.00%, 2/1/34
2,385,000 2,387,013
Kodiak Gas Services LLC
144A,5.875%, 4/1/31
2,988,000 3,007,565
144A,6.50%, 10/1/33
2,301,000 2,342,761
144A,6.75%, 10/1/35
1,882,000 1,935,436
USA Compression Partners LP
/ USA Compression Finance
Corp.
144A,7.125%, 3/15/29
3,012,000 3,104,585
144A,6.25%, 10/1/33
2,230,000 2,239,451
WBI Operating LLC
144A,6.25%, 10/15/30
2,518,000 2,540,964
144A,6.50%, 10/15/33
1,789,000 1,812,722
Weatherford International
Ltd.,144A,6.75%, 10/15/33
3,576,000 3,681,638
(Cost $25,083,053)
25,189,536
Pipelines — 5.0%
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp.
144A,5.75%, 1/15/28
2,088,000 2,089,931
144A,5.375%, 6/15/29
2,317,000 2,316,838
144A,6.625%, 2/1/32
1,860,000 1,898,675
144A,5.75%, 10/15/33
1,916,000 1,897,136
144A,5.75%, 7/1/34
1,883,000 1,861,620
Blue Racer Midstream LLC /
Blue Racer Finance Corp.
144A,7.00%, 7/15/29
1,581,000 1,627,092
144A,7.25%, 7/15/32
1,525,000 1,590,662
Buckeye Partners LP
4.125%, 12/1/27
1,205,000 1,188,372
144A,4.50%, 3/1/28
1,517,000 1,501,698
Principal
Amount $ Value $
144A,6.875%, 7/1/29
1,799,000 1,855,830
144A,6.75%, 2/1/30
1,503,000 1,557,488
CQP Holdco LP / BIP-V Chinook
Holdco LLC
144A,5.50%, 6/15/31
4,271,000 4,207,250
144A,7.50%, 12/15/33
1,566,000 1,660,618
Delek Logistics Partners LP /
Delek Logistics Finance Corp.
144A,8.625%, 3/15/29
1,987,000 2,069,530
144A,7.375%, 6/30/33
2,092,000 2,161,249
144A,6.875%, 6/1/34
2,391,000 2,425,952
Genesis Energy LP / Genesis
Energy Finance Corp.
8.25%, 1/15/29
1,789,000 1,857,359
8.875%, 4/15/30
1,441,000 1,508,999
7.875%, 5/15/32
2,287,000 2,379,402
8.00%, 5/15/33
1,794,000 1,882,835
6.75%, 3/15/34
2,248,000 2,257,775
Global Partners LP / GLP
Finance Corp.
144A,8.25%, 1/15/32
1,362,000 1,430,440
144A,7.125%, 7/1/33
1,342,000 1,365,533
Golar LNG Ltd.,144A,7.50%,
10/2/30
1,494,000 1,528,455
Harvest Midstream I LP
144A,7.50%, 5/15/32
1,663,000 1,728,788
144A,6.75%, 5/15/34
2,886,000 2,964,801
Hess Midstream Operations LP
144A,5.875%, 3/1/28
2,390,000 2,418,759
144A,5.125%, 6/15/28
1,643,000 1,641,092
144A,6.50%, 6/1/29
1,794,000 1,841,101
144A,4.25%, 2/15/30
2,256,000 2,192,766
144A,5.50%, 10/15/30
1,193,000 1,192,255
Howard Midstream Energy
Partners LLC
144A,7.375%, 7/15/32
1,830,000 1,892,540
144A,6.625%, 1/15/34
2,241,000 2,268,378
ITT Holdings LLC,144A,6.50%,
8/1/29
3,583,000 3,563,407
NGL Energy Operating LLC /
NGL Energy Finance Corp.
144A,8.125%, 2/15/29
2,600,000 2,702,575
144A,8.375%, 2/15/32
3,810,000 4,005,710
NuStar Logistics LP,6.375%,
10/1/30
1,889,000 1,962,255
Rockies Express Pipeline LLC
144A,4.95%, 7/15/29
1,650,000 1,635,705
144A,6.75%, 3/15/33
1,491,000 1,553,534
Tallgrass Energy Partners LP
/ Tallgrass Energy Finance
Corp.
144A,5.50%, 1/15/28
2,257,000 2,257,679
144A,7.375%, 2/15/29
2,410,000 2,495,868
144A,6.00%, 12/31/30
2,182,000 2,203,456

14 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,6.00%, 9/1/31
1,491,000 1,492,082
144A,6.75%, 3/15/34
2,056,000 2,101,736
Venture Global Calcasieu Pass
LLC
144A,3.875%, 8/15/29
3,765,000 3,609,658
144A,6.25%, 1/15/30
3,008,000 3,103,928
144A,4.125%, 8/15/31
3,927,000 3,687,623
144A,3.875%, 11/1/33
3,727,000 3,325,093
144A,6.00%, 5/1/36
2,236,000 2,262,231
Venture Global LNG, Inc.
144A,8.125%, 6/1/28
6,778,000 6,931,549
144A,9.50%, 2/1/29
8,945,000 9,742,447
144A,7.00%, 1/15/30 (a)
4,662,000 4,784,078
144A,8.375%, 6/1/31
6,708,000 6,983,826
144A,9.875%, 2/1/32
5,983,000 6,400,169
Venture Global Plaquemines
LNG LLC
144A,6.125%, 12/15/30
5,229,000 5,373,495
144A,7.50%, 5/1/33
3,727,000 4,115,048
144A,6.50%, 1/15/34
5,963,000 6,237,990
144A,6.50%, 6/15/34
3,816,000 3,984,450
144A,7.75%, 5/1/35
3,877,000 4,354,449
144A,6.75%, 1/15/36
6,076,000 6,447,736
(Cost $171,132,311)
171,578,996
Financial — 12.9%
Banks — 0.1%
Banco Votorantim
SA,144A,5.875%, 4/8/28
1,882,000 1,908,310
Freedom Mortgage
Corp.,144A,12.25%, 10/1/30
1,721,000 1,861,749
(Cost $3,762,319)
3,770,059
Diversified Financial Services
— 5.5%
Ally Financial, Inc.,6.70%,
2/14/33
1,505,000 1,554,774
Aretec Group, Inc.
144A,7.50%, 4/1/29 (a)
1,230,000 1,233,583
144A,10.00%, 8/15/30
1,878,000 1,994,163
Azorra Finance Ltd.
144A,7.75%, 4/15/30
1,656,000 1,725,588
144A,7.25%, 1/15/31
1,651,000 1,690,168
144A,6.25%, 2/15/34
1,193,000 1,151,556
Bread Financial Holdings,
Inc.,144A,6.75%, 5/15/31
1,491,000 1,527,867
Burford Capital Global Finance
LLC
144A,9.25%, 7/1/31
2,047,000 1,967,433
144A,7.50%, 7/15/33 (a)
1,499,000 1,282,559
144A,8.50%, 1/15/34
1,528,000 1,329,001
Coinbase Global, Inc.
144A,3.375%, 10/1/28
3,188,000 3,061,289
144A,3.625%, 10/1/31 (a)
2,199,000 1,941,810
Principal
Amount $ Value $
Credit Acceptance Corp.
144A,9.25%, 12/15/28
1,813,000 1,896,124
144A,6.625%, 3/15/30
1,570,000 1,583,934
CrossCountry Intermediate
HoldCo LLC
144A,6.50%, 10/1/30
2,683,000 2,644,471
144A,6.75%, 12/1/32
1,789,000 1,721,612
Encore Capital Group, Inc.
144A,8.50%, 5/15/30
1,474,000 1,569,562
144A,6.625%, 4/15/31
1,411,000 1,423,923
144A,6.625%, 6/1/32
2,348,000 2,348,986
Enova International, Inc.
144A,11.25%, 12/15/28
894,000 944,703
144A,9.125%, 8/1/29
1,491,000 1,562,945
Focus Financial Partners
LLC,144A,6.75%, 9/15/31
2,982,000 3,006,900
Freedom Mortgage Holdings
LLC
144A,9.25%, 2/1/29
3,456,000 3,601,549
144A,6.875%, 5/1/31
2,409,000 2,336,329
144A,9.125%, 5/15/31
2,156,000 2,234,866
144A,8.375%, 4/1/32
1,825,000 1,854,215
144A,7.875%, 4/1/33
1,501,000 1,466,881
GGAM Finance Ltd.
144A,8.00%, 6/15/28
1,789,000 1,860,578
144A,6.875%, 4/15/29
1,165,000 1,198,969
144A,5.875%, 3/15/30
1,193,000 1,207,411
goeasy Ltd.
144A,9.25%, 12/1/28
1,558,000 1,527,960
144A,7.625%, 7/1/29
1,847,000 1,738,348
144A,6.875%, 5/15/30
1,265,000 1,136,882
144A,7.375%, 10/1/30 (a)
1,224,000 1,100,137
144A,6.875%, 2/15/31 (a)
1,362,000 1,206,091
Jane Street Group / JSG
Finance, Inc.
144A,4.50%, 11/15/29
1,913,000 1,873,797
144A,7.125%, 4/30/31
4,233,000 4,390,624
144A,6.125%, 11/1/32
4,880,000 4,894,971
144A,6.75%, 5/1/33
6,084,000 6,261,020
Jefferies Finance LLC / JFIN Co.-
Issuer Corp.
144A,5.00%, 8/15/28
2,842,000 2,748,302
144A,6.625%, 10/15/31
1,607,000 1,586,135
Jefferson Capital Holdings LLC
144A,9.50%, 2/15/29
1,370,000 1,440,337
144A,8.25%, 5/15/30
1,381,000 1,454,073
LD Holdings Group
LLC,144A,6.125%, 4/1/28
1,489,000 1,297,063
Navient Corp.
4.875%, 3/15/28
1,494,000 1,465,089
5.50%, 3/15/29 (a)
2,227,000 2,139,220
9.375%, 7/25/30
1,511,000 1,540,415
11.50%, 3/15/31
1,494,000 1,590,789

DBX ETF Trust | 15
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
7.875%, 6/15/32 (a)
1,577,000 1,468,870
OneMain Finance Corp.
6.625%, 1/15/28
2,268,000 2,307,468
3.875%, 9/15/28
1,788,000 1,730,785
6.625%, 5/15/29
2,780,000 2,826,810
5.375%, 11/15/29
2,278,000 2,224,256
7.875%, 3/15/30
2,176,000 2,265,810
6.125%, 5/15/30
2,306,000 2,297,916
4.00%, 9/15/30
2,446,000 2,259,013
7.50%, 5/15/31
2,286,000 2,357,899
7.125%, 11/15/31
2,288,000 2,317,918
6.75%, 3/15/32
1,859,000 1,850,918
7.125%, 9/15/32
2,485,000 2,507,320
6.50%, 3/15/33
2,328,000 2,274,958
6.75%, 9/15/33
3,042,000 2,984,412
Osaic Holdings, Inc.
144A,6.75%, 8/1/32
3,044,000 3,075,238
144A,8.00%, 8/1/33
2,162,000 2,201,077
PennyMac Financial Services,
Inc.
144A,4.25%, 2/15/29
2,095,000 2,002,053
144A,7.875%, 12/15/29
2,538,000 2,637,271
144A,7.125%, 11/15/30
1,938,000 1,958,700
144A,5.75%, 9/15/31
1,466,000 1,383,715
144A,6.875%, 5/15/32
2,534,000 2,483,341
144A,6.875%, 2/15/33
2,448,000 2,380,265
144A,6.75%, 2/15/34
1,938,000 1,859,497
PHH Escrow Issuer LLC/PHH
Corp.,144A,9.875%, 11/1/29
2,146,000 2,110,717
PRA Group, Inc.,144A,8.875%,
1/31/30
1,637,000 1,684,249
Rocket Cos., Inc.
144A,6.50%, 8/1/29
2,222,000 2,274,810
144A,6.125%, 8/1/30
6,002,000 6,096,998
144A,7.125%, 2/1/32
2,884,000 2,989,707
144A,6.375%, 8/1/33
6,010,000 6,110,674
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
144A,3.625%, 3/1/29
2,361,000 2,271,959
144A,3.875%, 3/1/31
3,727,000 3,466,084
144A,4.00%, 10/15/33
2,559,000 2,299,057
SLM Corp.,6.50%, 1/31/30
1,491,000 1,511,237
Stonex Escrow Issuer
LLC,144A,6.875%, 7/15/32
1,863,000 1,923,725
StoneX Group, Inc.,144A,7.875%,
3/1/31
1,642,000 1,729,425
Synchrony Financial,7.25%,
2/2/33
2,296,000 2,381,562
United Wholesale Mortgage LLC
144A,5.75%, 6/15/27
1,526,000 1,520,903
144A,5.50%, 4/15/29
2,108,000 2,014,880
UWM Holdings LLC
144A,6.625%, 2/1/30
2,385,000 2,263,866
Principal
Amount $ Value $
144A,6.25%, 3/15/31
2,982,000 2,740,168
Velocity Commercial Capital
LLC,144A,9.375%, 2/15/31
1,524,000 1,570,979
(Cost $196,978,335)
192,931,512
Insurance — 3.0%
Acrisure LLC / Acrisure Finance,
Inc.
144A,8.25%, 2/1/29
2,768,000 2,733,174
144A,4.25%, 2/15/29
2,026,000 1,922,355
144A,8.50%, 6/15/29
1,642,000 1,620,812
144A,6.00%, 8/1/29
1,460,000 1,370,213
144A,7.50%, 11/6/30
3,340,000 3,338,587
144A,6.75%, 7/1/32
1,740,000 1,681,854
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co.-Issuer
144A,4.25%, 10/15/27
2,236,000 2,211,858
144A,6.75%, 4/15/28
3,727,000 3,763,469
144A,5.875%, 11/1/29
1,442,000 1,409,482
144A,7.00%, 1/15/31
4,422,000 4,492,071
144A,6.50%, 10/1/31
2,982,000 2,992,696
144A,7.375%, 10/1/32
2,060,000 2,052,048
AmWINS Group,
Inc.,144A,6.375%, 2/15/29
2,117,000 2,142,933
Ardonagh Finco Ltd.,144A,7.75%,
2/15/31
4,452,000 4,493,341
Ardonagh Group Finance
Ltd.,144A,8.875%, 2/15/32
4,888,000 4,771,356
Asurion LLC/ Asurion Co-Issuer,
Inc.
144A,8.00%, 12/31/32
10,039,000 10,475,475
144A,8.375%, 2/1/34
9,839,000 9,623,444
CRC Insurance Group
LLC,144A,7.125%, 6/1/31
9,849,000 9,885,047
Howden UK Refinance PLC /
Howden UK Refinance 2 PLC /
Howden US Refinance LLC
144A,7.25%, 2/15/31
3,036,000 3,011,204
144A,8.125%, 2/15/32
3,593,000 3,326,247
HUB International Ltd.
144A,5.625%, 12/1/29
1,656,000 1,632,694
144A,7.25%, 6/15/30
9,764,000 10,026,984
144A,7.375%, 1/31/32
5,865,000 6,012,006
Jones Deslauriers Insurance
Management, Inc.
144A,8.50%, 3/15/30
2,187,000 2,232,302
144A,6.875%, 10/1/33 (a)
1,209,000 1,128,311
Ryan Specialty LLC
144A,4.375%, 2/1/30
1,204,000 1,168,155
144A,5.875%, 8/1/32
3,578,000 3,556,462
(Cost $104,784,838)
103,074,580
Investment Companies — 0.3%
FS KKR Capital Corp.
3.125%, 10/12/28 (a)
2,250,000 2,119,090

16 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
7.875%, 1/15/29
1,200,000 1,235,653
6.875%, 8/15/29 (a)
1,800,000 1,807,733
6.125%, 1/15/30
2,100,000 2,056,559
6.125%, 1/15/31
1,182,000 1,145,514
Icahn Enterprises LP / Icahn
Enterprises Finance
Corp.,4.375%, 2/1/29
2,028,000 1,757,186
(Cost $10,269,317)
10,121,735
Real Estate — 0.6%
Anywhere Real Estate Group
LLC / Anywhere Co.-Issuer
Corp.,144A,7.00%, 4/15/30
1,927,197 1,945,343
Anywhere Real Estate Group
LLC / Realogy Co.-Issuer Corp.
144A,5.75%, 1/15/29
1,667,000 1,646,259
144A,5.25%, 4/15/30
1,359,000 1,306,420
144A,9.75%, 4/15/30
1,626,000 1,752,997
Howard Hughes Corp.
144A,4.125%, 2/1/29
2,042,000 1,973,045
144A,4.375%, 2/1/31
1,978,000 1,860,289
Howard Hughes (The) Corp.
144A,5.875%, 3/1/32
1,491,000 1,465,942
144A,6.125%, 3/1/34
1,491,000 1,457,637
Hunt Cos., Inc.,144A,5.25%,
4/15/29
1,893,000 1,868,315
Kennedy-Wilson, Inc.
4.75%, 3/1/29
1,807,000 1,811,973
4.75%, 2/1/30 (a)
1,827,000 1,849,063
5.00%, 3/1/31 (a)
1,802,000 1,817,822
(Cost $20,912,059)
20,755,105
Real Estate Investment Trusts
— 3.2%
Apollo Commercial Real Estate
Finance, Inc.,144A,4.625%,
6/15/29
1,497,000 1,496,529
Arbor Realty SR, Inc.
144A,8.50%, 12/15/28 (a)
1,263,000 1,251,077
144A,7.875%, 7/15/30 (a)
1,551,000 1,457,371
Blackstone Mortgage Trust, Inc.
144A,7.75%, 12/1/29
1,342,000 1,393,604
144A,6.25%, 6/1/31
1,300,000 1,279,565
Brandywine Operating
Partnership LP
3.95%, 11/15/27
1,345,000 1,313,290
8.875%, 4/12/29
1,640,000 1,731,061
Diversified Healthcare Trust
4.75%, 2/15/28
1,689,000 1,652,127
4.375%, 3/1/31
1,448,000 1,320,512
EF Holdco / EF Cayman Hold /
Ellington Fin REIT Cayman/
TRS / EF Cayman Non-
MTM,144A,7.375%, 9/30/30
1,209,000 1,208,977
Hudson Pacific Properties LP
3.95%, 11/1/27
1,265,000 1,233,326
Principal
Amount $ Value $
4.65%, 4/1/29 (a)
1,381,000 1,298,365
3.25%, 1/15/30 (a)
1,370,000 1,206,055
Iron Mountain, Inc.
144A,4.875%, 9/15/27
3,018,000 3,008,554
144A,5.25%, 3/15/28
2,480,000 2,481,319
144A,5.00%, 7/15/28
1,501,000 1,500,110
144A,7.00%, 2/15/29
2,983,000 3,047,135
144A,4.875%, 9/15/29
3,012,000 2,960,903
144A,5.25%, 7/15/30
4,027,000 3,985,546
144A,4.50%, 2/15/31
3,280,000 3,134,284
144A,5.625%, 7/15/32
1,837,000 1,820,729
144A,6.25%, 1/15/33 (a)
3,578,000 3,636,432
Millrose Properties, Inc.
144A,6.375%, 8/1/30
3,727,000 3,782,025
144A,6.25%, 9/15/32
2,236,000 2,248,430
MPT Operating Partnership LP /
MPT Finance Corp.
5.00%, 10/15/27 (a)
4,203,000 4,106,406
4.625%, 8/1/29
2,598,000 2,126,189
3.50%, 3/15/31
3,945,000 2,829,493
144A,8.50%, 2/15/32
4,584,000 4,776,592
Park Intermediate Holdings LLC
/ PK Domestic Property LLC /
PK Finance Co.-Issuer
144A,5.875%, 10/1/28
2,104,000 2,105,313
144A,4.875%, 5/15/29
2,162,000 2,112,777
144A,7.00%, 2/1/30
1,760,000 1,802,981
Pebblebrook Hotel LP / PEB
Finance Corp.,144A,6.375%,
10/15/29
1,192,000 1,215,540
RHP Hotel Properties LP / RHP
Finance Corp.
144A,7.25%, 7/15/28
1,193,000 1,221,574
144A,4.50%, 2/15/29
1,789,000 1,757,742
144A,6.50%, 4/1/32
3,008,000 3,085,889
144A,6.50%, 6/15/33
1,879,000 1,933,743
144A,5.75%, 3/15/34
2,087,000 2,071,489
Rithm Capital Corp.
144A,8.00%, 4/1/29
2,178,000 2,185,349
144A,8.00%, 7/15/30
1,638,000 1,626,873
144A,8.50%, 6/1/31
1,500,000 1,499,192
RLJ Lodging Trust
LP,144A,4.00%, 9/15/29
1,508,000 1,439,885
SBA Communications
Corp.,3.125%, 2/1/29
4,472,000 4,292,831
Service Properties Trust
3.95%, 1/15/28
1,340,000 1,302,400
4.95%, 10/1/29 (a)
1,267,000 1,193,147
4.375%, 2/15/30
1,193,000 1,076,267
144A,8.625%, 11/15/31
3,002,000 3,169,923
8.875%, 6/15/32
1,471,000 1,520,773
Starwood Property Trust, Inc.
144A,5.25%, 10/15/28
1,461,000 1,457,900

DBX ETF Trust | 17
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,7.25%, 4/1/29
1,871,000 1,942,642
144A,6.00%, 4/15/30
1,193,000 1,203,970
144A,6.50%, 7/1/30
1,481,000 1,516,843
144A,6.50%, 10/15/30
1,491,000 1,528,937
144A,5.75%, 1/15/31
1,640,000 1,641,683
144A,6.125%, 6/1/31
92,000 93,073
Uniti Group LP / Uniti Fiber
Holdings, Inc. / CSL Capital
LLC,144A,6.00%, 1/15/30
2,162,000 2,102,447
Vornado Realty LP,5.75%, 2/1/33
1,598,000 1,593,455
(Cost $115,624,025)
112,980,644
Venture Capital — 0.2%
Icahn Enterprises LP / Icahn
Enterprises Finance Corp.
9.75%, 1/15/29 (a)
2,120,000 2,105,087
144A,10.00%, 11/15/29
3,013,000 3,020,002
9.00%, 6/15/30
2,071,000 1,971,851
(Cost $7,254,958)
7,096,940
Industrial — 10.1%
Aerospace/Defense — 2.1%
ATI, Inc.,7.25%, 8/15/30
1,267,000 1,316,447
Bombardier, Inc.
144A,8.75%, 11/15/30
2,236,000 2,373,420
144A,7.25%, 7/1/31
2,256,000 2,373,285
144A,7.00%, 6/1/32 (a)
2,386,000 2,487,991
144A,6.75%, 6/15/33
2,256,000 2,352,561
144A,5.875%, 1/15/35
1,500,000 1,514,280
TransDigm, Inc.
144A,6.75%, 8/15/28
6,319,000 6,404,901
4.625%, 1/15/29
3,578,000 3,528,091
144A,6.375%, 3/1/29
8,196,000 8,367,174
4.875%, 5/1/29
2,255,000 2,230,531
144A,6.875%, 12/15/30
4,373,000 4,511,296
144A,7.125%, 12/1/31
3,082,000 3,204,757
144A,6.625%, 3/1/32
6,609,000 6,805,836
144A,6.00%, 1/15/33
4,522,000 4,576,278
144A,6.375%, 5/31/33
8,021,000 8,107,719
144A,6.25%, 1/31/34
1,471,000 1,506,442
144A,6.75%, 1/31/34
5,963,000 6,117,740
144A,6.125%, 7/31/34
5,293,000 5,277,729
(Cost $72,885,977)
73,056,478
Building Materials — 2.1%
Builders FirstSource, Inc.
144A,5.00%, 3/1/30
1,849,000 1,803,802
144A,4.25%, 2/1/32
3,733,000 3,438,080
144A,6.375%, 6/15/32
2,092,000 2,112,812
144A,6.375%, 3/1/34
2,982,000 2,983,184
144A,6.75%, 5/15/35
2,241,000 2,266,121
Camelot Return Merger Sub,
Inc.,144A,8.75%, 8/1/28 (a)
2,138,000 1,308,424
Cornerstone Building Brands,
Inc.,144A,9.50%, 8/15/29 (a)
1,471,000 898,265
Principal
Amount $ Value $
EMRLD Borrower LP / Emerald
Co.-Issuer, Inc.
144A,6.625%, 12/15/30
8,364,000 8,561,418
144A,6.75%, 7/15/31
1,510,000 1,561,014
James Hardie International
Finance DAC,144A,5.00%,
1/15/28
1,376,000 1,368,913
Miter Brands Acquisition
Holdco, Inc. / MIWD Borrower
LLC,144A,6.75%, 4/1/32
2,125,000 2,090,753
MIWD Holdco II LLC / MIWD
Finance Corp.,144A,5.50%,
2/1/30 (a)
1,591,000 1,487,518
Quikrete Holdings, Inc.
144A,6.375%, 3/1/32
11,927,000 12,152,766
144A,6.75%, 3/1/33
4,472,000 4,540,681
Smyrna Ready Mix Concrete LLC
144A,6.00%, 11/1/28
3,300,000 3,310,474
144A,8.875%, 11/15/31
3,297,000 3,478,359
Standard Building Solutions, Inc.
144A,6.50%, 8/15/32
2,982,000 3,029,384
144A,6.25%, 8/1/33
3,280,000 3,287,357
144A,5.875%, 3/15/34
2,053,000 2,003,099
Standard Industries, Inc.
144A,4.75%, 1/15/28
3,006,000 2,993,495
144A,4.375%, 7/15/30
4,822,000 4,596,647
144A,3.375%, 1/15/31
3,344,000 3,046,248
(Cost $74,620,748)
72,318,814
Electrical Components &
Equipment — 0.6%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28
1,768,000 1,748,493
144A,4.375%, 3/31/29
2,390,000 2,302,515
144A,6.00%, 9/15/33 (a)
1,259,000 1,201,659
WESCO Distribution, Inc.
144A,7.25%, 6/15/28
4,250,000 4,260,140
144A,6.375%, 3/15/29
2,783,000 2,848,882
144A,5.25%, 4/15/31
1,938,000 1,924,460
144A,6.625%, 3/15/32
2,584,000 2,668,735
144A,6.375%, 3/15/33
2,385,000 2,452,092
144A,5.50%, 4/15/34
2,534,000 2,521,908
(Cost $22,165,906)
21,928,884
Electronics — 0.4%
Ingram Micro, Inc.,144A,4.75%,
5/15/29
6,176,000 6,074,289
Sensata Technologies BV
144A,4.00%, 4/15/29
2,004,000 1,962,978
144A,5.875%, 9/1/30
1,391,000 1,404,957
Sensata Technologies, Inc.
144A,4.375%, 2/15/30
1,311,000 1,278,089
144A,3.75%, 2/15/31
2,431,000 2,281,095

18 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,6.625%, 7/15/32
1,501,000 1,555,735
(Cost $14,661,659)
14,557,143
Engineering & Construction
— 0.8%
AECOM,144A,6.00%, 8/1/33
3,628,000 3,636,131
Arcosa, Inc.
144A,4.375%, 4/15/29
1,193,000 1,166,851
144A,6.875%, 8/15/32
1,801,000 1,867,523
Brand Industrial Services,
Inc.,144A,10.375%, 8/1/30
4,388,000 3,883,634
Fluor Corp.,4.25%, 9/15/28
1,519,000 1,493,839
HTA Group Ltd./Mauritius
144A,7.50%, 6/4/29
2,534,000 2,604,696
144A,6.75%, 4/1/31
1,500,000 1,525,006
IHS Holding Ltd.
144A,6.25%, 11/29/28
1,494,000 1,487,067
144A,7.875%, 5/29/30
1,643,000 1,698,106
144A,8.25%, 11/29/31
1,938,000 2,025,661
TopBuild Corp.
144A,3.625%, 3/15/29
1,197,000 1,187,928
144A,4.125%, 2/15/32
1,491,000 1,502,412
144A,5.625%, 1/31/34
2,245,000 2,267,960
(Cost $26,728,667)
26,346,814
Environmental Control — 0.7%
Clean Harbors, Inc.
144A,6.375%, 2/1/31
1,471,000 1,496,128
144A,5.75%, 10/15/33
2,241,000 2,253,467
GFL Environmental Holdings US,
Inc.,144A,5.50%, 2/1/34
3,182,000 3,111,787
GFL Environmental, Inc.
144A,4.00%, 8/1/28
2,256,000 2,214,091
144A,4.75%, 6/15/29
2,257,000 2,223,952
144A,4.375%, 8/15/29
1,650,000 1,607,792
144A,6.75%, 1/15/31
3,012,000 3,113,742
Madison IAQ LLC
144A,4.125%, 6/30/28
2,087,000 2,062,393
144A,5.875%, 6/30/29
3,106,000 3,108,596
Waste Pro USA, Inc.,144A,7.00%,
2/1/33
2,534,000 2,596,734
Wrangler Holdco
Corp.,144A,6.625%, 4/1/32
1,501,000 1,542,597
(Cost $25,444,754)
25,331,279
Machinery-Construction &
Mining — 0.3%
BWX Technologies, Inc.
144A,4.125%, 6/30/28
1,293,000 1,274,251
144A,4.125%, 4/15/29
1,193,000 1,156,372
Solaris Energy Infrastructure
LLC,144A,6.375%, 5/15/31
3,900,000 3,962,898
Terex Corp.
144A,5.00%, 5/15/29
1,971,000 1,959,657
Principal
Amount $ Value $
144A,6.25%, 10/15/32
2,236,000 2,271,497
(Cost $10,599,208)
10,624,675
Machinery-Diversified — 0.2%
Esab Corp.
144A,6.25%, 4/15/29
2,113,000 2,153,798
144A,5.625%, 4/1/31
2,982,000 3,004,228
Maxim Crane Works Holdings
Capital LLC,144A,11.50%,
9/1/28
1,491,000 1,561,885
(Cost $6,711,950)
6,719,911
Metal Fabricate/Hardware
— 0.1%
Advanced Drainage Systems,
Inc.
144A,6.375%, 6/15/30
1,501,000 1,521,159
144A,5.375%, 3/1/34
1,503,000 1,467,998
(Cost $2,992,471)
2,989,157
Miscellaneous Manufacturing
— 0.3%
Avient Corp.
144A,7.125%, 8/1/30
2,226,000 2,266,749
144A,6.25%, 11/1/31
1,936,000 1,965,150
Axon Enterprise, Inc.
144A,6.125%, 3/15/30
2,982,000 3,046,936
144A,6.25%, 3/15/33
2,236,000 2,293,043
Trinity Industries,
Inc.,144A,7.75%, 7/15/28
1,807,000 1,853,429
(Cost $11,412,916)
11,425,307
Packaging & Containers
— 2.0%
Ardagh Group SA,144A,9.50%,
12/1/30
4,661,000 4,979,812
Ardagh Metal Packaging Finance
USA LLC / Ardagh Metal
Packaging Finance PLC
144A,3.25%, 9/1/28
1,895,000 1,821,496
144A,4.00%, 9/1/29 (a)
3,183,000 3,021,815
144A,6.25%, 1/30/31
1,859,000 1,874,515
Ball Corp.
6.00%, 6/15/29
3,012,000 3,065,966
2.875%, 8/15/30
3,916,000 3,564,882
3.125%, 9/15/31
2,751,000 2,489,846
5.50%, 9/15/33
2,241,000 2,256,409
Canpack Group, Inc. / Canpack
SA,144A,6.00%, 5/15/31
1,500,000 1,508,289
Canpack SA / Canpack US
LLC,144A,3.875%, 11/15/29
2,400,000 2,271,748
Clydesdale Acquisition Holdings,
Inc.
144A,6.875%, 1/15/30
1,505,000 1,481,552
144A,6.75%, 4/15/32
4,280,000 4,118,118
Crown Americas LLC
5.25%, 4/1/30
1,544,000 1,552,725

DBX ETF Trust | 19
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
5.875%, 6/1/33
2,100,000 2,113,217
Graphic Packaging International
LLC
144A,3.50%, 3/15/28
1,372,000 1,328,607
144A,3.75%, 2/1/30 (a)
1,214,000 1,139,292
144A,6.375%, 7/15/32
1,523,000 1,537,635
Mauser Packaging Solutions
Holding Co.
144A,7.875%, 4/15/30
7,750,000 7,834,064
144A,9.25%, 4/15/30
3,979,000 3,816,172
OI European Group
BV,144A,4.75%, 2/15/30
1,543,000 1,469,226
Owens-Brockway Glass
Container, Inc.
144A,7.25%, 5/15/31 (a)
2,072,000 2,039,927
144A,9.50%, 6/1/33
1,400,000 1,440,245
Silgan Holdings, Inc.,4.125%,
2/1/28
1,699,000 1,678,336
Sword Purchaser LLC
144A,8.25%, 4/15/33
5,500,000 5,669,086
144A,10.50%, 4/15/34
1,491,000 1,551,763
Trivium Packaging Finance BV
144A,8.25%, 7/15/30
1,445,000 1,525,696
144A,12.25%, 1/15/31
1,754,000 1,936,676
(Cost $69,894,638)
69,087,115
Transportation — 0.2%
Brightline East LLC,144A,11.00%,
1/31/30
3,539,000 371,595
Pods LLC,144A,8.75%, 5/15/31
1,500,000 1,459,492
Seaspan Corp.,144A,5.50%,
8/1/29
2,236,000 2,140,417
XPO, Inc.
144A,7.125%, 6/1/31
1,248,000 1,289,052
144A,7.125%, 2/1/32
1,756,000 1,820,654
(Cost $9,790,484)
7,081,210
Trucking & Leasing — 0.3%
FTAI Aviation Investors LLC
144A,5.50%, 5/1/28
3,023,000 3,021,122
144A,7.875%, 12/1/30
1,511,000 1,586,403
144A,7.00%, 5/1/31
2,106,000 2,185,000
144A,7.00%, 6/15/32
2,510,000 2,595,576
144A,5.875%, 4/15/33
1,494,000 1,488,916
(Cost $10,840,375)
10,877,017
Technology — 4.9%
Computers — 0.9%
Amentum Holdings,
Inc.,144A,7.25%, 8/1/32
3,108,000 3,219,325
CACI International,
Inc.,144A,6.375%, 6/15/33
4,611,000 4,718,602
Fortress Intermediate 3,
Inc.,144A,7.50%, 6/1/31
2,236,000 2,263,156
McAfee Corp.,144A,7.375%,
2/15/30 (a)
5,287,000 4,525,964
Principal
Amount $ Value $
NCR Atleos Corp.,144A,9.50%,
4/1/29
4,026,000 4,307,204
NCR Voyix Corp.
144A,5.00%, 10/1/28
1,938,000 1,905,884
144A,5.125%, 4/15/29
1,226,000 1,201,133
Pitney Bowes, Inc.,144A,7.25%,
3/15/29
1,430,000 1,443,699
Seagate Data Storage
Technology Pte Ltd.
144A,8.25%, 12/15/29
1,467,000 1,530,014
144A,5.875%, 7/15/30
1,195,000 1,218,678
144A,8.50%, 7/15/31
1,413,000 1,478,457
144A,9.625%, 12/1/32
2,183,017 2,426,310
(Cost $31,024,947)
30,238,426
Office/Business Equipment
— 0.1%
Xerox Corp.
144A,10.25%, 10/15/30 (a)
1,234,000 1,086,415
144A,13.50%, 4/15/31 (a)
1,507,000 1,009,833
Xerox Holdings Corp.
144A,5.50%, 8/15/28
1,612,000 943,020
144A,8.875%, 11/30/29
1,514,000 688,870
(Cost $5,663,453)
3,728,138
Semiconductors — 0.4%
Amkor Technology,
Inc.,144A,5.875%, 10/1/33
1,507,000 1,515,796
ams-OSRAM AG,144A,12.25%,
3/30/29
1,997,000 2,119,316
Entegris, Inc.
144A,4.375%, 4/15/28
1,203,000 1,186,785
144A,4.75%, 4/15/29
4,820,000 4,792,213
144A,3.625%, 5/1/29
1,195,000 1,142,139
144A,5.95%, 6/15/30
2,668,000 2,696,668
ON Semiconductor
Corp.,144A,3.875%, 9/1/28
2,087,000 2,037,173
(Cost $15,502,582)
15,490,090
Software — 3.5%
AthenaHealth Group,
Inc.,144A,6.50%, 2/15/30
7,007,000 6,760,594
Central Parent LLC / CDK Global
II LLC / CDK Financing Co.,
Inc.,144A,8.00%, 6/15/29 (a)
2,273,000 1,255,833
Central Parent, Inc. / CDK
Global, Inc.,144A,7.25%,
6/15/29
2,281,000 1,208,930
Cloud Software Group, Inc.
144A,6.50%, 3/31/29
12,126,000 12,040,127
144A,9.00%, 9/30/29
11,648,000 11,519,648
144A,8.25%, 6/30/32
5,492,000 5,396,294
144A,6.625%, 8/15/33 (a)
3,012,000 2,744,168
CoreWeave, Inc.
144A,9.25%, 6/1/30 (a)
5,876,000 5,999,176
144A,9.00%, 2/1/31 (a)
5,218,000 5,297,155

20 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Principal
Amount $ Value $
144A,9.75%, 10/1/31
8,499,000 8,771,206
Fair Isaac Corp.
144A,4.00%, 6/15/28
2,721,000 2,664,963
144A,6.00%, 5/15/33
4,472,000 4,431,554
144A,6.25%, 9/15/34
3,032,000 3,010,320
Oak-Eagle Acquireco, Inc.
144A,7.25%, 7/1/33
8,676,000 9,052,899
144A,8.75%, 7/1/34
7,550,000 7,983,325
Open Text Corp.
144A,3.875%, 2/15/28
2,723,000 2,642,881
144A,3.875%, 12/1/29
2,559,000 2,350,297
Open Text Holdings, Inc.
144A,4.125%, 2/15/30
2,683,000 2,466,706
144A,4.125%, 12/1/31
1,935,000 1,689,866
ROBLOX Corp.,144A,3.875%,
5/1/30
3,062,000 2,892,870
Rocket Software, Inc.
144A,9.00%, 11/28/28
2,385,000 2,406,897
144A,6.50%, 2/15/29 (a)
1,714,000 1,604,535
SS&C Technologies, Inc.
144A,5.50%, 9/30/27
5,810,000 5,813,097
144A,6.50%, 6/1/32
2,441,000 2,464,043
Twilio, Inc.
3.625%, 3/15/29
1,491,000 1,436,550
3.875%, 3/15/31
1,411,000 1,328,330
UKG, Inc.,144A,6.875%, 2/1/31
7,454,000 7,331,172
(Cost $126,158,805)
122,563,436
Utilities — 3.5%
Electric — 3.3%
Alpha Generation LLC
144A,6.75%, 10/15/32
2,982,000 3,053,452
144A,6.25%, 1/15/34
2,386,000 2,366,949
California Buyer Ltd. / Atlantica
Sustainable Infrastructure
PLC,144A,6.375%, 2/15/32
3,127,000 3,111,448
Clearway Energy Operating LLC
144A,4.75%, 3/15/28
2,554,000 2,536,407
144A,3.75%, 2/15/31
2,758,000 2,571,305
144A,5.75%, 1/15/34
1,789,000 1,779,596
ContourGlobal Power Holdings
SA,144A,6.75%, 2/28/30
1,548,000 1,583,697
COX Asset Mexico SA de CV
144A,7.125%, 1/8/32
3,000,000 3,058,500
144A,7.75%, 5/8/36
3,000,000 3,097,500
EnfraGen Energia Sur SA /
EnfraGen Spain SA / Prime
Energia SpA,144A,5.375%,
12/30/30
2,118,368 1,968,385
Hawaiian Electric Co.,
Inc.,144A,6.00%, 10/1/33
1,491,000 1,480,688
Long Ridge Energy
LLC,144A,8.75%, 2/15/32
1,950,000 2,027,978
Principal
Amount $ Value $
NRG Energy, Inc.
5.75%, 1/15/28
2,518,000 2,522,301
144A,3.375%, 2/15/29
1,491,000 1,423,663
144A,5.25%, 6/15/29
2,195,000 2,184,768
144A,5.75%, 7/15/29
2,395,000 2,398,101
144A,3.625%, 2/15/31
3,070,000 2,848,546
144A,6.00%, 2/1/33
2,761,000 2,782,995
144A,5.75%, 1/15/34
3,827,000 3,787,283
144A,5.875%, 5/15/34
3,125,000 3,106,913
144A,6.25%, 11/1/34
2,832,000 2,858,012
144A,6.00%, 1/15/36
7,316,000 7,271,900
144A,6.125%, 5/15/36
3,150,000 3,144,880
Pattern Energy Operations LP
/ Pattern Energy Operations,
Inc.,144A,4.50%, 8/15/28
1,920,000 1,891,746
PG&E Corp.
5.00%, 7/1/28
3,003,000 2,990,111
5.25%, 7/1/30
3,008,000 2,977,972
Saavi Energia Sarl,144A,8.875%,
2/10/35
3,340,000 3,631,014
Talen Energy Supply LLC
144A,6.125%, 5/1/31
4,500,000 4,501,336
144A,6.375%, 5/1/33
7,393,000 7,370,357
144A,6.25%, 2/1/34
4,324,000 4,311,812
144A,6.50%, 2/1/36
3,941,000 3,966,278
TransAlta Corp.,5.875%, 2/1/34
1,193,000 1,180,295
VoltaGrid LLC,144A,7.375%,
11/1/30
5,882,000 6,127,808
XPLR Infrastructure Operating
Partners LP
144A,4.50%, 9/15/27
1,802,000 1,790,933
144A,7.25%, 1/15/29 (a)
2,341,000 2,439,596
144A,8.375%, 1/15/31 (a)
2,460,000 2,638,783
144A,8.625%, 3/15/33
2,758,000 2,965,606
144A,7.75%, 4/15/34 (a)
2,241,000 2,367,921
(Cost $114,683,040)
114,116,835
Gas — 0.1%
AmeriGas Partners LP /
AmeriGas Finance Corp.
144A,9.50%, 6/1/30
1,833,000 1,972,314
144A,6.875%, 6/1/31
1,399,000 1,430,836
(Cost $3,344,149)
3,403,150
Water — 0.1%
Nova Securitisation Sarl
144A,5.75%, 2/3/31
2,601,000 2,509,539
144A,6.50%, 2/3/36
1,525,000 1,449,115
(Cost $4,064,881)
3,958,654
TOTAL CORPORATE BONDS
(Cost $3,488,088,969)
3,405,847,664

DBX ETF Trust | 21
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Number
of Shares Value $
SECURITIES LENDING
COLLATERAL — 6.4%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.53%
(c)(d)
(Cost $222,604,166)
222,604,166 222,604,166
Number
of Shares Value $
CASH EQUIVALENTS — 0.8%
DWS Government Money Market
Series "Institutional Shares",
3.57% (c)
(Cost $29,071,880)
29,071,880 29,071,880
TOTAL INVESTMENTS
— 105.0%
(Cost $3,739,765,015)
3,657,523,710
Other assets and liabilities,
net — (5.0%)
(172,654,112)
NET ASSETS — 100.0%
3,484,869,598
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2026
Value ($) at
5/31/2026
SECURITIES LENDING COLLATERAL — 6.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.53% (c)(d)
244,717,699 — (22,113,533) (e) — — 1,183,393 — 222,604,166 222,604,166
CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series "Institutional Shares", 3.57% (c)
68,804,966 476,587,782 (516,320,868) — — 968,697 — 29,071,880 29,071,880
313,522,665 476,587,782 (538,434,401) — — 2,152,090 — 251,676,046 251,676,046
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2026 amounted to $217,683,563, which is 6.2% of net assets.
(b)
Investment was valued using significant unobservable inputs.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)
Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2026.
REIT: Real Estate Investment Trust
REGS: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of,
U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities
Act of 1933.
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

22 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield Corporate Bond ETF
(Continued)
May 31, 2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
HYLB-PH3
Assets Level 1 Level 2 Level 3 Total
Corporate Bonds (a)
$ — $ 3,405,827,084 $ 20,580 $ 3,405,847,664
Short-Term Investments (a)
251,676,046 — — 251,676,046
TOTAL
$ 251,676,046 $ 3,405,827,084 $ 20,580 $ 3,657,523,710
(a)
See Schedule of Investments for additional detailed categorizations.